UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS SERIES, INC.	Table of Contents

Shareholder Letter	2

Management's Discussion and Analysis:
Davis Opportunity Fund	3
Davis Government bond Fund	3
Davis Financial Fund	4
Davis Appreciation & Income Fund	5
Davis Real Estate Fund	6

Fund Overview:
Davis Opportunity Fund	10
Davis Government Bond Fund	11
Davis Government Money Market Fund	12
Davis Financial Fund	13
Davis Appreciation & Income Fund	14
Davis Real Estate Fund	15

Expense Example	16

Schedule of Investments:
Davis Opportunity Fund	19
Davis Government Bond Fund	23
Davis Government Money Market Fund	26
Davis Financial Fund	29
Davis Appreciation & Income Fund	32
Davis Real Estate Fund	36

Statements of Assets and Liabilities	39

Statements of Operations	41

Statements of Changes in Net Assets	42

Notes to Financial Statements	44

Financial Highlights	57

Fund Information	65

Director Approval of Advisory Agreements	66

Directors and Officers	70

DAVIS SERIES, INC.                                                                                                                          Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Research Report for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis

President

August 3, 2009

DAVIS SERIES, INC.                                                                                        Management’s Discussion and Analysis

Davis Opportunity Fund

Davis Opportunity Fund’s Class A shares delivered a return on net asset value of 17.17% for the six-month period ended June 30, 20091. Over the same time period, the Russell 3000® Index2 (“Index”) returned 4.20%. The sectors3 within the Index that turned in the strongest performance over the six-month period were information technology, materials, and consumer discretionary. The sectors that turned in the weakest performance over the six-month period were financials, industrials, and telecommunication services.

Factors Impacting the Fund’s Performance

Information technology companies were the most important contributor4 to the performance of both the Fund and the Index. The Fund’s information technology companies out-performed the corresponding sector within the Index (up 31% versus up 25% for the Index). The Fund’s performance also benefited from a higher relative average weighting in this strongly performing sector (22% versus 17% for the Index). Google5, Texas Instruments, Microsoft, and Agilent Technologies were among the most important contributors to performance.

The Fund’s investment in health care companies made important contributions to performance. The Fund’s health care companies out-performed the corresponding sector within the Index (up 20% versus up 2% for the Index). Schering-Plough was among the most important contributors to performance. Johnson & Johnson was among the most important detractors from performance.

The Fund had more invested in consumer discretionary companies than in any other sector over the period, and these companies made important contributions to performance. The Fund’s consumer discretionary companies out-performed the corresponding sector within the Index (up 13% versus up 12% for the Index). The Fund’s performance also benefited from a higher relative average weighting in this strongly performing sector (22% versus 10% for the Index). Netflix and Hunter Douglas were among the most important contributors to performance. Comcast, Lagardere, H&R Block, and News Corp. were among the most important detractors from performance. The Fund no longer owns Netflix.

Other important contributors to performance included Transocean, Level 3 Communications, and Sino-Forest. Other important detractors from performance included Blount International, Siemens, and Devon Energy.

The Fund ended the six-month period with approximately 17% of its net assets in foreign companies. As a whole, these companies out-performed the Index but under-performed the domestic companies held by the Fund.

Davis Government Bond Fund

Davis Government Bond Fund’s Class A shares returned 1.80% on net asset value for the six-month period ended June 30, 20091. Over the same time period, the Citigroup U.S. Treasury/Agency 1-3 Year Index2 (“Index”) returned 0.32%. The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity of three years or less.

Factors Impacting the Fund’s Performance

The most important contributor to the Fund’s performance relative to the Index was that the Fund was invested heavily in mortgage-backed securities. Mortgage-backed securities out-performed both treasury and agency securities over the six-month period. Other important factors contributing to the Fund’s performance against the Index included a faster than anticipated pre-payment rate on mortgage-backed securities purchased at a discount and the yield advantage that the Fund enjoyed over the Index. The Fund’s individual security selection was the most important detractor from performance relative to the Index.

DAVIS SERIES, INC.                                                               Management’s Discussion and Analysis – (Continued)

Davis Financial Fund

Davis Financial Fund’s Class A shares delivered a return on net asset value of 14.91% for the six-month period ended June 30, 20091. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) returned 3.16%. Financial companies as a whole turned in a negative performance as the sector3 lost value for the Index. The Index’s banking and insurance industry groups turned in negative performances, while the diversified financial industry group turned in a positive performance.

Factors Impacting the Fund’s Performance

The specific financial companies which the Fund owned out-performed the majority of financial companies in the Index (up 14% versus down 3% for the Index). The Fund’s non-financial holdings overall contributed4 positively to performance.

The Fund’s diversified financial companies out-performed the corresponding industry group within the Index (up 21% versus up 11% for the Index), and were the largest contributors to performance. Goldman Sachs5, American Express, Julius Baer, Moody’s, and Oaktree Capital were among the most important contributors to performance. JPMorgan Chase and Bank of America were among the most important detractors from performance.

The Fund’s banking companies out-performed the corresponding industry group within the Index (up 33% versus down 21% for the Index). Wells Fargo and State Bank of India were among the most important contributors to performance.

The Fund’s insurance companies out-performed the corresponding industry group within the Index (basically flat versus down 11% for the Index). Transatlantic Holdings was among the most important contributors to performance. FPIC Insurance Group, American International Group, Markel, Loews, ACE Ltd., MBIA, and Everest Re Group were among the most important detractors from performance. The Fund no longer owns American International Group or MBIA.

Other important contributors to performance included Canadian Natural Resources and Sealed Air. H&R Block was an important detractor from performance.

The Fund ended the six-month period with approximately 23% of its net assets invested in foreign companies. As a whole these companies out-performed the domestic companies held by the Fund.

The Fund received a favorable class action settlement from a company that it no longer owns. This settlementhad a material impact on the investment performance of the Fund in 2009.  This was a one-time event that is unlikely to be repeated.

DAVIS SERIES, INC.                                                               Management’s Discussion and Analysis – (Continued)

Davis Appreciation & Income Fund

Davis Appreciation & Income Fund’s Class A shares delivered a return on net asset value of 18.99% for the six-month period ended June 30, 20091. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) returned 3.16%. The sectors3 within the Index that turned in the strongest performance over the six-month period were information technology, materials, and consumer discretionary. The sectors that turned in the weakest performance over the six-month period were industrials, telecommunication services, and financials.

Factors Impacting the Fund’s Performance

The Fund’s strong performance was primarily the result of its common stock investments. The Fund’s common stock holdings out-performed the Index (up 20% versus up 3% for the Index) and were the primary contributors4 to performance. Common stock holdings in Whole Foods5, Tyson Foods, Kohl’s, Amazon.com, and Quanta Services were among the most important contributors to performance. Common stock holdings in Waste Connections, General Electric, Devon Energy, United Rentals, Masco, and Ambac Financial Group were among the most important detractors from performance.

The Fund’s investments in convertible and corporate bonds also out-performed the Index (up 14% versus up 3% for the Index). Convertible bond holdings in Forest City Enterprises and School Specialty were among the most important contributors to performance. Convertible bond holdings in Vornado Realty and Intel, along with Thornburg Mortgage, a corporate bond, were among the most important detractors from performance. The Fund no longer owns Vornado Realty.

The Fund’s investments in convertible preferred stocks also contributed to performance. Convertible preferred stock holdings in AES Trust, Citigroup, and Freeport-McMoRan were among the most important contributors to performance, while Continental Airlines was among the most important detractors from performance.

DAVIS SERIES, INC.                                                               Management’s Discussion and Analysis – (Continued)

Davis Real Estate Fund

Davis Real Estate Fund’s Class A shares delivered a negative return on net asset value of 6.44% for the six-month period ended June 30, 20091. Over the same time period, the Wilshire U.S. Real Estate Securities Index2 (“Index”) declined 12.75%. Six of the seven sub-industries3 within the Index delivered negative returns, with industrial REITs, residential REITs, and diversified REITs turning in the weakest performance. Only the real estate operating companies sub-industry delivered positive returns.

Factors Impacting the Fund’s Performance

Retail REITs were the most important contributors4 to the Fund’s performance. The Fund’s retail REITs out-performed the corresponding sub-industry within the Index (up 5% versus down 13% for the Index). Simon Property Group5 and General Growth Properties were among the most important contributors to performance. The Fund no longer owns Simon Property Group or General Growth Properties.

Convertible bond securities issued by Prologis, SL Green, and Digital Realty made important contributions to performance. While real estate equities struggled and turned in negative performances on average, these three real estate convertible bond securities delivered an average return of approximately 66%.

The Fund’s office REITs out-performed the corresponding sub-industry within the Index (down 11% versus down 12% for the Index), but were still the largest detractors from performance. SL Green was among the most important contributors to performance. Alexandria Real Estate, Douglas Emmett, Derwent London, and Boston Properties were among the most important detractors from performance. The Fund no longer owns Derwent London.

Industrial REITs were important detractors from performance. The Fund’s industrial REITs under-performed the corresponding sub-industry within the Index (down 32% versus down 23% for the Index). Brixton was among the most important detractors from performance. The Fund no longer owns Brixton.

Diversified REITs were also important detractors from performance. The Fund’s diversified REITs under-performed the corresponding sub-industry within the Index (down 34% versus down 16% for the Index). The Fund had a lower relative average weighting (5% versus 9% for the Index) in this weakly performing sub-industry. Cousins Properties was among the most important detractors from performance.

Forest City Enterprises, Host Hotels & Resorts, and St. Joe were among the most important companies contributing to performance. Cogdell Spencer and Essex Property Trust were among the most important companies detracting from performance.

DAVIS SERIES, INC.                                                               Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Opportunity Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Opportunity Fund are: (1) market risk, (2) company risk, (3) small- and medium-capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Government Bond Fund’s investment objective is current income. There can be no assurance that the Fund will achieve its objective. The primary risk of an investment in Davis Government Bond Fund is interest rate risk, consisting of: (1) price volatility risk, (2) extension and prepayment risk, and (3) credit risk. See the prospectus for a full description of each risk.

Davis Financial Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Financial Fund are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

Davis Appreciation & Income Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Appreciation & Income Fund are: equity risks, including (1) market risk, (2) company risk, (3) small- and medium-capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk; and debt risks, including (1) interest rate sensitivity, (2) changes in debt rating, and (3) credit risk, including debt rated less than investment grade. See the prospectus for a full description of each risk.

Davis Real Estate Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Real Estate Fund are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small- and medium-capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.

Davis Real Estate Fund is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

DAVIS SERIES, INC.                                                               Management’s Discussion and Analysis – (Continued)

1    Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The following tables list the average annual total returns for the periods ended June 30, 2009 and the annualized operating expense ratios for the six-month period ended June 30, 2009.

(without a 4.75% sales charge taken into consideration)
					EXPENSE
FUND NAME	1-YEAR	5-YEAR	10-YEAR	INCEPTION	RATIO
Davis Opportunity – A*	(21.81)%	(2.42)%	3.25%	8.64% - 12/01/94	1.30%
Davis Government Bond – A	4.56%	3.54%	3.98%	4.55% - 12/01/94	0.73%
Davis Financial – A **	(21.56)%	(3.93)%	0.29%	10.92% - 05/01/91	1.18%
Davis Appreciation & Income – A	(23.29)%	(1.03)%	1.14%	7.10% - 05/01/92	1.19%
Davis Real Estate – A	(45.98)%	(4.30)%	3.91%	6.92% - 01/03/94	1.54%

(with a 4.75% sales charge taken into consideration)
FUND NAME	1-YEAR	5-YEAR	10-YEAR	INCEPTION
Davis Opportunity – A*	(25.52)%	(3.36)%	2.75%	8.27% - 12/01/94
Davis Government Bond – A	(0.43)%	2.53%	3.47%	4.20% - 12/01/94
Davis Financial – A **	(25.29)%	(4.86)%	(0.20)%	10.63% - 05/01/91
Davis Appreciation & Income – A	(26.94)%	(1.99)%	0.65%	6.80% - 05/01/92
Davis Real Estate – A	(48.54)%	(5.23)%	3.41%	6.59% - 01/03/94

				SINCE FUNDS'
BENCHMARK INDEX	1-YEAR	5-YEAR	10-YEAR	INCEPTION
Russell 3000® Index	(26.56)%	(1.84)%	(1.46)%	7.02% - 12/01/94
Citigroup U.S. Treasury/Agency
1-3 Year Index	4.88%	4.21%	4.74%	5.35% - 12/01/94
Standard & Poor’s 500® Index	(26.21)%	(2.24)%	(2.22)%	7.15% - 05/01/91
				6.88% - 05/01/92
Wilshire U.S. Real Estate Securities
Index	(45.65)%	(3.41)%	5.18%	6.79% - 01/03/94

Fund performance changes over time and current performance may be higher or lower than stated. Returns and expense ratios for other classes of shares will vary from the above returns and expense ratios. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*   In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

** The Davis Financial Fund received a favorable class action settlement from a company that it no longer owns. This settlementhad a material impact on the investment performance of the Fund in 2009.  This was a one-time event that is unlikely to be repeated.

DAVIS SERIES, INC.                                                               Management’s Discussion and Analysis – (Continued)

[2]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.   The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

II.  The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government Securities’ performance.

III. The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

IV. The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. The Index was formerly named the “Dow Jones Wilshire Real Estate Securities Index.”

3     The companies included in the Standard & Poor’s 500® Index and the Russell 3000® Index are divided into ten sectors. One or more industry groups make up a sector. The companies included in the Wilshire U.S. Real Estate Securities Index are divided into seven sub-industries.

4     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5    This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists each Fund’s holdings of each company discussed.

Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS SERIES, INC.                                                                                                                                      Fund Overview

DAVIS OPPORTUNITY FUND	At June 30, 2009 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Russell 3000 Fund®
Common Stock (U.S.)	79.32%	Information Technology	22.13%	18.53%
Common Stock (Foreign)	16.99%	Health Care	18.58%	13.77%
Convertible Bonds	1.17%	Media	11.60%	2.61%
Short Term Investments	2.52%	Diversified Financials	8.98%	6.47%
	100.00%	Energy	7.23%	11.27%
		Materials	6.09%	3.75%
		Capital Goods	5.25%	7.48%
		Insurance	4.54%	2.71%
		Consumer Durables & Apparel	4.35%	1.18%
		Consumer Services	3.54%	2.16%
		Other	1.84%	20.73%
		Commercial & Professional
		Services	1.77%	1.08%
		Transportation	1.57%	1.88%
		Telecommunication Services	1.39%	3.23%
		Banks	1.14%	3.15%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Schering-Plough Corp.	Pharmaceuticals, Biotechnology & Life Sciences	6.19%
Google Inc., Class A	Software & Services	6.09%
Johnson & Johnson	Pharmaceuticals, Biotechnology & Life Sciences	5.21%
Microsoft Corp.	Software & Services	3.74%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	3.54%
Walt Disney Co.	Media	3.40%
Comcast Corp., Special Class A	Media	3.28%
Oaktree Capital Group LLC, Class A	Diversified Financial Services	3.22%
Transocean Ltd.	Energy	3.13%
Yum! Brands, Inc.	Consumer Services	2.80%

DAVIS SERIES, INC.                                                                                                                                      Fund Overview

DAVIS GOVERNMENT BOND FUND	At June 30, 2009 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Fixed Income)

Fixed Income	94.15%	Collateralized Mortgage Obligations	49.30%
Short Term Investments	5.71%	Freddie Mac Mortgage Pools	21.53%
Other Assets & Liabilities	0.14%	Fannie Mae Mortgage Pools	17.98%
	100.00%	Government Agency Notes	9.24%
		Ginnie Mae Mortgage Pools	1.25%
		Private Export Funding	0.70%
			100.00%

Top 10 Fixed Income Holdings

(% of Fund’s Net Assets)

Fannie Mae, 4.00%, 12/25/20	Collateralized Mortgage Obligations	4.13%
Ginnie Mae, 4.00%, 11/20/30	Collateralized Mortgage Obligations	3.03%
Ginnie Mae, 5.00%, 02/16/32	Collateralized Mortgage Obligations	3.03%
Fannie Mae, 4.00%, 04/01/19, Pool No. MA0045	Fannie Mae Mortgage Pools	2.95%
Freddie Mac, 4.00%, 08/15/23	Collateralized Mortgage Obligations	2.81%
Freddie Mac, 4.50%, 05/01/10, Pool No. M80818	Freddie Mac Mortgage Pools	2.69%
Ginnie Mae, 5.00%, 08/20/32	Collateralized Mortgage Obligations	2.57%
Fannie Mae, 4.50%, 04/25/17	Collateralized Mortgage Obligations	2.38%
Fannie Mae, 4.25%, 12/25/22	Collateralized Mortgage Obligations	2.38%
Freddie Mac, 4.00%, 03/01/10, Pool No. M80806	Freddie Mac Mortgage Pools	2.29%

DAVIS SERIES, INC.                                                                                                                                      Fund Overview

DAVIS GOVERNMENT MONEY MARKET FUND	At June 30, 2009 (Unaudited)

Portfolio Composition		Maturity Diversification
(% of Fund’s Net Assets)		(% of Portfolio Holdings)

Federal Home Loan Bank	30.02%	0-30 Days	47.47%
Repurchase Agreements	26.36%	31-90 Days	4.84%
Fannie Mae	10.78%	91-180 Days	39.99%
Freddie Mac	10.77%	181-397 Days	7.70%
Other Agencies	4.58%		100.00%
Federal Farm Credit Bank	3.54%
Freddie Mac Mortgage Pools	3.34%
Fannie Mae Mortgage Pools	3.29%
Other Assets & Liabilities	7.32%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification chart are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

DAVIS SERIES, INC.                                                                                                                                      Fund Overview

DAVIS FINANCIAL FUND	At June 30, 2009 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)
			Fund	S&P 500®
Common Stock (U.S.)	75.74%	Diversified Financials	40.44%	7.41%
Common Stock (Foreign)	23.00%	Insurance	33.75%	2.35%
Short Term Investments	1.46%	Banks	13.02%	2.83%
Other Assets & Liabilities	(0.20)%	Energy	5.04%	12.42%
	100.00%	Commercial & Professional Services	3.51%	0.71%
		Materials	3.01%	3.23%
		Consumer Services	1.23%	1.76%
		Information Technology	–	18.40%
		Health Care	–	13.97%
		Capital Goods	–	7.09%
		Food, Beverage & Tobacco	–	6.08%
		Other	–	23.75%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Transatlantic Holdings, Inc.	Reinsurance	10.61%
American Express Co.	Consumer Finance	7.96%
Loews Corp.	Multi-line Insurance	7.08%
Wells Fargo & Co.	Commercial Banks	6.33%
State Bank of India Ltd., GDR	Commercial Banks	5.74%
Julius Baer Holding AG	Capital Markets	5.30%
Canadian Natural Resources Ltd.	Energy	4.98%
Bank of New York Mellon Corp.	Capital Markets	4.93%
Oaktree Capital Group LLC, Class A	Diversified Financial Services	4.16%
Goldman Sachs Group, Inc.	Capital Markets	4.08%

DAVIS SERIES, INC.                                                                                                                                      Fund Overview

DAVIS APPRECIATION & INCOME FUND	At June 30, 2009 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	S&P 500®
Common Stock (U.S.)	49.44%	Real Estate	15.57%	1.01%
Convertible Bonds	33.73%	Commercial & Professional Services	12.75%	0.71%
Convertible Preferred Stocks	11.80%	Capital Goods	11.98%	7.09%
Corporate Bonds	3.46%	Diversified Financials	7.86%	7.41%
Short Term Investments	1.43%	Food, Beverage & Tobacco	7.12%	6.08%
Other Assets & Liabilities	0.14%	Retailing	6.51%	3.21%
	100.00%	Materials	6.43%	3.23%
		Energy	5.85%	12.42%
		Information Technology	5.61%	18.40%
		Utilities	5.18%	4.09%
		Food & Staples Retailing	4.63%	3.05%
		Media	4.33%	2.58%
		Health Care	3.22%	13.97%
		Household & Personal Products	2.18%	2.84%
		Other	0.78%	13.91%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero coupon, 08/01/23	Commercial & Professional Services	5.57%
Forest City Enterprises, Inc., Class A, Conv. Sr. Notes, 3.625%, 10/15/11	Real Estate	4.96%
Whole Foods Market, Inc.	Food & Staples Retailing	4.56%
Quanta Services, Inc.	Capital Goods	4.45%
Kohl's Corp.	Retailing	4.17%
Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	Food, Beverage & Tobacco	3.78%
Citigroup Inc., 6.50%, Conv. Pfd.	Diversified Financial Services	3.60%
AES Trust III, 6.75%, Conv. Pfd.	Utilities	3.30%
Tyson Foods, Inc., Class A	Food, Beverage & Tobacco	3.23%
Devon Energy Corp.	Energy	3.18%

DAVIS SERIES, INC.                                                                                                                                      Fund Overview

DAVIS REAL ESTATE FUND	At June 30, 2009 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Wilshire U.S.
Common Stock (U.S.)	77.75%			Real Estate
Common Stock (Foreign)	2.12%		Fund	Securities Index
Preferred Stock	8.80%	Office REITs	33.30%	16.68%
Convertible Bonds	4.54%	Residential REITs	12.66%	15.13%
Short Term Investments	5.62%	Retail REITs	10.28%	23.63%
Other Assets & Liabilities	1.17%	Industrial REITs	8.96%	6.22%
	100.00%	Specialized REITs	8.04%	26.91%
		Transportation	7.88%	–
		Real Estate Operating Companies	6.84%	2.06%
		Diversified REITs	5.06%	9.37%
		Diversified Real Estate Activities	4.71%	–
		Capital Markets	2.27%	–
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

American Campus Communities, Inc.	Residential REITs	7.72%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	6.37%
Corporate Office Properties Trust	Office REITs	5.68%
Ventas, Inc.	Specialized REITs	5.18%
SL Green Realty Corp.	Office REITs	4.64%
St. Joe Co.	Diversified Real Estate Activities	4.39%
Burlington Northern Santa Fe Corp.	Transportation	4.06%
Federal Realty Investment Trust	Retail REITs	3.98%
DCT Industrial Trust Inc.	Industrial REITs	3.78%
Essex Property Trust, Inc.	Residential REITs	3.58%

DAVIS SERIES, INC.                                                                                                           Expense Example (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/09)	(06/30/09)	(01/01/09-06/30/09)
Davis Opportunity Fund
Class A (annualized expense ratio 1.30%**)
Actual	$1,000.00	$1,171.69	$7.00
Hypothetical	$1,000.00	$1,018.35	$6.51
Class B (annualized expense ratio 2.27%**)
Actual	$1,000.00	$1,165.00	$12.19
Hypothetical	$1,000.00	$1,013.54	$11.33
Class C (annualized expense ratio 2.10%**)
Actual	$1,000.00	$1,167.46	$11.29
Hypothetical	$1,000.00	$1,014.38	$10.49
Class Y (annualized expense ratio 0.91%**)
Actual	$1,000.00	$1,174.00	$4.91
Hypothetical	$1,000.00	$1,020.28	$4.56

Davis Government Bond Fund
Class A (annualized expense ratio 0.73%**)
Actual	$1,000.00	$1,017.96	$3.65
Hypothetical	$1,000.00	$1,021.17	$3.66
Class B (annualized expense ratio 1.65%**)
Actual	$1,000.00	$1,011.78	$8.23
Hypothetical	$1,000.00	$1,016.61	$8.25
Class C (annualized expense ratio 1.58%**)
Actual	$1,000.00	$1,013.83	$7.89
Hypothetical	$1,000.00	$1,016.96	$7.90
Class Y (annualized expense ratio 0.63%**)
Actual	$1,000.00	$1,018.66	$3.15
Hypothetical	$1,000.00	$1,021.67	$3.16

Davis Government Money Market Fund
Class A, B, C, & Y (annualized expense ratio 0.57%**)
Actual	$1,000.00	$1,002.37	$2.83
Hypothetical	$1,000.00	$1,021.97	$2.86

Davis Financial Fund
Class A (annualized expense ratio 1.18%**)
Actual	$1,000.00	$1,149.09	$6.29
Hypothetical	$1,000.00	$1,018.94	$5.91
Class B (annualized expense ratio 2.39%**)
Actual	$1,000.00	$1,141.52	$12.69
Hypothetical	$1,000.00	$1,012.94	$11.93
Class C (annualized expense ratio 2.10%**)
Actual	$1,000.00	$1,143.92	$11.16
Hypothetical	$1,000.00	$1,014.38	$10.49
Class Y (annualized expense ratio 1.09%**)
Actual	$1,000.00	$1,149.30	$5.81
Hypothetical	$1,000.00	$1,019.39	$5.46

DAVIS SERIES, INC.                                                                                 Expense Example (Unaudited) – (Continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/09)	(06/30/09)	(01/01/09-06/30/09)
Davis Appreciation & Income Fund
Class A (annualized expense ratio 1.19%**)
Actual	$1,000.00	$1,189.89	$6.46
Hypothetical	$1,000.00	$1,018.89	$5.96
Class B (annualized expense ratio 2.15%**)
Actual	$1,000.00	$1,184.78	$11.65
Hypothetical	$1,000.00	$1,014.13	$10.74
Class C (annualized expense ratio 2.03%**)
Actual	$1,000.00	$1,184.71	$11.00
Hypothetical	$1,000.00	$1,014.73	$10.14
Class Y (annualized expense ratio 0.92%**)
Actual	$1,000.00	$1,191.83	$5.00
Hypothetical	$1,000.00	$1,020.23	$4.61

Davis Real Estate Fund
Class A (annualized expense ratio 1.54%**)
Actual	$1,000.00	$935.64	$7.39
Hypothetical	$1,000.00	$1,017.16	$7.70
Class B (annualized expense ratio 2.71%**)
Actual	$1,000.00	$930.77	$12.97
Hypothetical	$1,000.00	$1,011.36	$13.51
Class C (annualized expense ratio 2.40%**)
Actual	$1,000.00	$932.42	$11.50
Hypothetical	$1,000.00	$1,012.89	$11.98
Class Y (annualized expense ratio 1.14%**)
Actual	$1,000.00	$938.19	$5.48
Hypothetical	$1,000.00	$1,019.14	$5.71

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). See page 18 for a description of the “Expense Example”.

**The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

DAVIS SERIES, INC.                                                                                 Expense Example (Unaudited) – (Continued)

The following disclosure provides important information regarding each Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended June 30, 2009.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front end or contingent deferred sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS SERIES, INC.                                                                                                                     Schedule of Investments

DAVIS OPPORTUNITY FUND	June 30, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (96.31%)
CONSUMER DISCRETIONARY – (19.36%)
Automobiles & Components – (0.16%)
34,240	Johnson Controls, Inc.	$743,693

Consumer Durables & Apparel – (4.25%)
279,380	Garmin Ltd.	6,653,434
316,329	Hunter Douglas NV (Netherlands)	12,913,471

		19,566,905

Consumer Services – (3.45%)
173,830	H&R Block, Inc.	2,995,091
387,750	Yum! Brands, Inc.	12,927,585

		15,922,676

Media – (11.31%)
1,073,800	Comcast Corp., Special Class A	15,124,473
579,290	Grupo Televisa S.A., ADR (Mexico)	9,847,930
275,416	Lagardere S.C.A. (France)	9,145,310
43,280	Liberty Media Corp. - Entertainment, Series A *	1,156,225
129,800	News Corp., Class A	1,183,127
671,800	Walt Disney Co.	15,673,094

		52,130,159

Retailing – (0.19%)
37,080	CarMax, Inc. *	545,076
68,540	Liberty Media Corp. - Interactive, Series A *	343,728

		888,804

	TOTAL CONSUMER DISCRETIONARY	89,252,237

CONSUMER STAPLES – (0.99%)
Food & Staples Retailing – (0.04%)
3,990	Costco Wholesale Corp.	182,343

Food, Beverage & Tobacco – (0.95%)
137,875	Heineken Holding NV (Netherlands)	4,378,980

	TOTAL CONSUMER STAPLES	4,561,323

ENERGY – (7.05%)
85,800	Devon Energy Corp.	4,676,100
111,800	Occidental Petroleum Corp.	7,357,558
224,110	Tenaris S.A., ADR (Argentina)	6,059,934
194,159	Transocean Ltd. *	14,424,072

	TOTAL ENERGY	32,517,664

FINANCIALS – (14.29%)
Banks – (1.11%)
	Commercial Banks – (1.11%)
211,030	Wells Fargo & Co.	5,119,588

Diversified Financials – (8.75%)
	Capital Markets – (3.96%)
386,640	Bank of New York Mellon Corp.	11,332,418
370,830	Charles Schwab Corp.	6,502,504
163,945	E*TRADE Financial Corp. *	209,850
5,582	Julius Baer Holding AG (Switzerland)	216,694

		18,261,466

DAVIS SERIES, INC.                                                                                                                     Schedule of Investments

DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
	Diversified Financial Services – (4.79%)
1,181	CME Group Inc.	$367,450
691,250	Oaktree Capital Group LLC, Class A (a)	14,861,875
110,235	Pargesa Holdings S.A., Bearer Shares (Switzerland)	6,878,591

		22,107,916

		40,369,382

Insurance – (4.43%)
	Insurance Brokers – (0.13%)
31,066	Brown & Brown, Inc.	619,146

	Life & Health Insurance – (0.26%)
51,100	Power Corp. of Canada (Canada)	1,179,146

	Property & Casualty Insurance – (2.83%)
1,794	Berkshire Hathaway Inc., Class B *	5,194,939
27,424	Markel Corp. *	7,725,341
25,345	MBIA Inc. *	109,744

		13,030,024

	Reinsurance – (1.21%)
1,830	Everest Re Group, Ltd.	130,973
17,210	RenaissanceRe Holdings Ltd.	800,954
107,395	Transatlantic Holdings, Inc.	4,653,425

		5,585,352

		20,413,668

	TOTAL FINANCIALS	65,902,638

HEALTH CARE – (18.11%)
Health Care Equipment & Services – (5.09%)
156,050	Becton, Dickinson and Co.	11,127,925
14,295	Cardinal Health, Inc.	436,712
194,150	IDEXX Laboratories, Inc. *	8,963,906
10,500	Laboratory Corp. of America Holdings *	711,795
89,640	UnitedHealth Group Inc.	2,239,207

		23,479,545

Pharmaceuticals, Biotechnology & Life Sciences – (13.02%)
422,660	Johnson & Johnson	24,007,088
124,700	Merck & Co., Inc.	3,486,612
266,900	Pfizer Inc.	4,003,500
1,136,200	Schering-Plough Corp.	28,541,344

		60,038,544

	TOTAL HEALTH CARE	83,518,089

INDUSTRIALS – (8.37%)
Capital Goods – (5.11%)
207,840	ABB Ltd., ADR (Switzerland)	3,279,715
1,360,568	Blount International, Inc. *	11,714,491
262,570	Shaw Group Inc. *	7,197,044
19,970	Siemens AG, Registered (Germany)	1,377,212

		23,568,462

Commercial & Professional Services – (1.73%)
1,570	D&B Corp.	127,499

DAVIS SERIES, INC.                                                                                                                     Schedule of Investments

DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2009 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (Continued)
272,720	Iron Mountain Inc. *	$7,840,700

		7,968,199

Transportation – (1.53%)
958,000	Clark Holdings, Inc. *(b)	718,500
80,920	Kuehne & Nagel International AG, Registered (Switzerland)	6,337,759

		7,056,259

	TOTAL INDUSTRIALS	38,592,920

INFORMATION TECHNOLOGY – (21.57%)
Semiconductors & Semiconductor Equipment – (3.54%)
766,020	Texas Instruments Inc.	16,316,226

Software & Services – (13.06%)
666,400	Activision Blizzard, Inc. *	8,419,964
66,609	Google Inc., Class A *	28,097,674
725,730	Microsoft Corp.	17,265,117
160,710	SAP AG, ADR (Germany)	6,458,935

		60,241,690

Technology Hardware & Equipment – (4.97%)
535,060	Agilent Technologies, Inc. *	10,867,069
290,580	Cisco Systems, Inc. *	5,417,864
146,600	Harris Corp.	4,157,576
63,600	Hewlett-Packard Co.	2,458,140

		22,900,649

	TOTAL INFORMATION TECHNOLOGY	99,458,565

MATERIALS – (5.94%)
59,000	Monsanto Co.	4,386,060
256,910	Sigma-Aldrich Corp.	12,735,029
961,400	Sino-Forest Corp. (Canada)*	10,249,202

	TOTAL MATERIALS	27,370,291

TELECOMMUNICATION SERVICES – (0.19%)
26,990	American Tower Corp., Class A *	850,995

	TOTAL TELECOMMUNICATION SERVICES	850,995

UTILITIES – (0.44%)
78,610	NRG Energy, Inc. *	2,040,716

	TOTAL UTILITIES	2,040,716

	TOTAL COMMON STOCK – (Identified cost $476,538,460)	444,065,438

CONVERTIBLE BONDS – (1.17%)
TELECOMMUNICATION SERVICES – (1.17%)
$5,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	5,397,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $5,600,000)	5,397,000

DAVIS SERIES, INC.                                                                                                                     Schedule of Investments

DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2009 (Unaudited)

Principal		Security			Value (Note 1)
SHORT TERM INVESTMENTS – (2.52%)
$3,581,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 07/01/09, dated 06/30/09, repurchase value of $3,581,007
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.309%-6.462%, 03/01/29-01/01/39, total market value $3,652,620)				$3,581,000
2,295,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.03%, 07/01/09, dated 06/30/09, repurchase value of $2,295,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.153%, 06/01/36-09/01/38, total market value $2,340,900)				2,295,000
5,737,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 07/01/09, dated 06/30/09, repurchase value of $5,737,018
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 07/17/09-11/01/47, total market value $5,851,740)				5,737,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $11,613,000)				11,613,000

Total Investments – (100.00%) – (Identified cost $493,751,460) – (c)					461,075,438
Liabilities Less Other Assets – (0.00%)					(15,467)

	Net Assets – (100.00%)				$461,059,971

ADR: American Depositary Receipt
*					Non-Income producing security.
(a)					Illiquid Security – See Note 8 of the Notes to Financial Statements.
(b)

Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended June 30, 2009. The aggregate fair value of the securities of affiliated companies held by the Fund as of June 30, 2009, amounts to $718,500. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2008	Gross Additions	Gross Reductions	Shares June 30, 2009	Dividend Income
Clark Holdings, Inc.	958,000	–	–	958,000	$–
(c)					Aggregate cost for federal income tax purposes is $498,959,231. At June 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Unrealized appreciation					$46,112,378
Unrealized depreciation					(83,996,171)

	Net unrealized depreciation				$(37,883,793)

See Notes to Financial Statements

DAVIS SERIES, INC.                                                                                                                     Schedule of Investments

DAVIS GOVERNMENT BOND FUND	June 30, 2009 (Unaudited)

Principal	Security	Value (Note 1)
GOVERNMENT AGENCY NOTES – (8.70%)
$125,000	Fannie Mae, 6.50%, 07/15/09	$125,308
500,000	Fannie Mae, 4.00%, 11/09/09	506,626
500,000	Fannie Mae, 5.00%, 07/28/10	523,668
3,000,000	Fannie Mae, 4.00%, 08/18/11	3,015,427
400,000	Fannie Mae, 4.00%, 01/28/13	423,998
500,000	Federal Farm Credit Bank, 4.125%, 07/17/09	500,891
340,000	Federal Farm Credit Bank, 4.50%, 10/04/10	355,600
600,000	Federal Home Loan Bank, 5.00%, 11/03/09	609,610
1,000,000	Federal Home Loan Bank, 4.875%, 03/12/10	1,030,772
185,000	Federal Home Loan Bank, 4.75%, 08/13/10	193,251
934,109	Federal Home Loan Bank, 5.30%, 06/15/12	975,718
2,000,000	Federal Home Loan Bank, 4.95%, 07/09/12	2,005,527
847,352	Final Maturity Amortizing Notes, 4.10%, 01/25/10	856,093
2,316,957	Final Maturity Amortizing Notes, 4.62%, 04/25/10	2,360,187
643,695	Final Maturity Amortizing Notes, 4.10%, 11/25/10	659,352
200,000	Freddie Mac, 4.00%, 09/22/09	201,714
200,000	Freddie Mac, 5.00%, 10/18/10	210,771

	TOTAL GOVERNMENT AGENCY NOTES – (Identified cost $14,359,518)	14,554,513

MORTGAGES – (84.79%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (46.42%)
535,000	Fannie Mae, 4.50%, 01/25/14	547,077
51,435	Fannie Mae, 5.00%, 07/25/15	52,156
1,247,977	Fannie Mae, 3.50%, 09/25/16	1,279,054
1,491,523	Fannie Mae, 5.00%, 02/25/17	1,545,456
3,893,961	Fannie Mae, 4.50%, 04/25/17	3,987,621
1,940,408	Fannie Mae, 4.00%, 10/25/17	1,983,470
2,868,669	Fannie Mae, 5.00%, 12/25/17	2,972,378
1,265,000	Fannie Mae, 4.00%, 01/25/19	1,299,848
6,757,628	Fannie Mae, 4.00%, 12/25/20	6,904,641
1,211,936	Fannie Mae, 4.50%, 07/25/21	1,237,105
2,741,872	Fannie Mae, 4.00%, 11/25/22	2,786,407
3,928,440	Fannie Mae, 4.25%, 12/25/22	3,985,681
320,448	Fannie Mae, 5.00%, 08/25/23	321,803
1,341,290	Fannie Mae, 5.50%, 11/25/23	1,395,240
293,844	Fannie Mae, 8.00%, 12/17/24	299,909
396,987	Fannie Mae, 5.00%, 02/25/25	404,403
602,347	Fannie Mae, 5.50%, 11/25/25	612,435
584,322	Fannie Mae, 5.50%, 03/25/28	605,420
596,179	Freddie Mac, 4.00%, 09/15/10	609,625
337,355	Freddie Mac, 4.50%, 02/15/15	343,725
3,417,500	Freddie Mac, 4.00%, 10/15/15	3,511,092
1,313,884	Freddie Mac, 5.00%, 08/15/16	1,352,214
600,000	Freddie Mac, 4.00%, 01/15/17	617,878
1,630,714	Freddie Mac, 5.00%, 01/15/18	1,697,351
862,664	Freddie Mac, 4.50%, 09/15/18	879,795
3,350,191	Freddie Mac, 5.00%, 12/15/22	3,404,812
4,647,016	Freddie Mac, 4.00%, 08/15/23	4,698,356
305,111	Freddie Mac, 5.00%, 06/15/25	313,455

DAVIS SERIES, INC.                                                                                                                     Schedule of Investments

DAVIS GOVERNMENT BOND FUND - (CONTINUED)	June 30, 2009 (Unaudited)

Principal	Security	Value (Note 1)
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
$1,734,031	Freddie Mac, 5.50%, 10/15/25	$1,772,215
1,983,076	Freddie Mac, 5.50%, 02/15/26	2,002,376
300,000	Freddie Mac, 5.00%, 05/15/27	311,263
1,654,116	Freddie Mac, 5.00%, 05/15/27	1,708,304
1,665,294	Freddie Mac, 5.00%, 10/15/27	1,716,672
500,000	Freddie Mac, 5.50%, 12/15/27	504,698
2,011,632	Freddie Mac, 5.50%, 12/15/27	2,052,900
237,916	Freddie Mac, 6.00%, 03/15/30	245,228
1,310,332	Freddie Mac, 5.50%, 01/15/31	1,345,919
1,484,059	Freddie Mac, 4.25%, 06/15/33	1,506,754
420,373	Ginnie Mae, 6.00%, 05/16/30	421,770
4,978,740	Ginnie Mae, 4.00%, 11/20/30	5,069,436
4,926,012	Ginnie Mae, 5.00%, 02/16/32	5,068,177
4,182,175	Ginnie Mae, 5.00%, 08/20/32	4,295,964

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS	77,670,083

FANNIE MAE POOLS – (16.92%)
106,765	5.50%, 09/01/09, Pool No. 254469	106,943
1,553,685	4.50%, 11/01/09, Pool No. 254566	1,561,669
251,915	4.00%, 08/01/10, Pool No. 254861	254,075
549,314	4.00%, 09/01/10, Pool No. 254901	555,611
1,842,857	3.50%, 04/01/11, Pool No. 255245	1,851,927
414,772	4.50%, 01/01/13, Pool No. 254646	423,025
1,211,711	4.563%, 01/01/15, Pool No. 725788	1,253,002
3,010,730	6.00%, 09/01/17, Pool No. 665776	3,208,779
1,493,459	5.00%, 03/01/18, Pool No. 357369	1,557,553
2,302,184	4.50%, 08/01/18, Pool No. 254833	2,371,729
2,340,580	5.00%, 12/01/18, Pool No. 257504	2,433,715
1,635,200	4.00%, 01/01/19, Pool No. 976841	1,652,404
4,876,994	4.00%, 04/01/19, Pool No. MA0045	4,929,828
170,895	6.50%, 07/01/32, Pool No. 635069	184,282
1,883,637	4.664%, 10/01/32, Pool No. 648917 (a)	1,897,432
1,007,297	4.808%, 05/01/35, Pool No. 826242 (a)	1,036,635
1,424,734	5.066%, 01/01/36, Pool No. 848973 (a)	1,476,630
274,933	3.803%, 03/01/36, Pool No. 843396 (a)	273,367
1,238,282	5.614%, 04/01/36, Pool No. 851605 (a)	1,287,077

	TOTAL FANNIE MAE POOLS	28,315,683

FREDDIE MAC POOLS – (20.27%)
517,244	4.50%, 07/01/09, Pool No. M90934	518,384
310,134	4.50%, 10/01/09, Pool No. M80778	311,876
912,203	5.00%, 02/01/10, Pool No. M90972	920,256
3,796,944	4.00%, 03/01/10, Pool No. M80806	3,827,721
583,319	4.50%, 03/01/10, Pool No. M80807	588,342
4,443,912	4.50%, 05/01/10, Pool No. M80818	4,495,488
688,072	3.00%, 10/01/10, Pool No. M91001	685,761
2,575,913	4.50%, 10/01/10, Pool No. M80856	2,642,612
650,607	4.00%, 11/01/10, Pool No. M80864	660,206
2,511,727	4.50%, 11/01/10, Pool No. M80865	2,558,429
945,267	4.00%, 02/01/11, Pool No. M80897	961,571
1,929,908	4.00%, 03/01/11, Pool No. M80903	1,963,195
761,975	5.00%, 03/01/12, Pool No. M80963	792,559

DAVIS SERIES, INC.                                                                                                                     Schedule of Investments

DAVIS GOVERNMENT BOND FUND - (CONTINUED)	June 30, 2009 (Unaudited)

Principal	Security	Value (Note 1)
MORTGAGES – (CONTINUED)
FREDDIE MAC POOLS – (CONTINUED)
$845,330	3.50%, 04/01/12, Pool No. M80974	$854,719
878,459	4.00%, 12/01/12, Pool No. M81008	900,833
849,151	4.50%, 03/01/15, Pool No. B18794	870,990
1,760,930	5.50%, 12/01/18, Pool No. G11684	1,851,177
2,506,325	5.00%, 05/01/21, Pool No. G13296	2,603,706
1,518,655	5.50%, 06/01/22, Pool No. G12688	1,588,892
605,496	4.367%, 12/01/34, Pool No. 1H1238 (a)	623,116
3,603,916	4.742%, 04/01/35, Pool No. 782528 (a)	3,704,123

	TOTAL FREDDIE MAC POOLS	33,923,956

GINNIE MAE POOLS – (1.18%)
1,866,508	6.50%, 09/15/13, Pool No. 780856	1,966,930

	TOTAL GINNIE MAE POOLS	1,966,930

	TOTAL MORTGAGES – (Identified cost $140,383,396)	141,876,652

PRIVATE EXPORT FUNDING – (0.66%)
1,000,000	5.685%, 05/15/12	1,105,247

	TOTAL PRIVATE EXPORT FUNDING – (Identified cost $1,092,504)	1,105,247

SHORT TERM INVESTMENTS – (5.71%)
2,945,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 07/01/09, dated 06/30/09, repurchase value of $2,945,006
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.309%-6.462%, 03/01/29-01/01/39, total market value $3,003,900)	2,945,000
1,888,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.03%, 07/01/09, dated 06/30/09, repurchase value of $1,888,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.153%, 06/01/36-09/01/38, total market value $1,925,760)	1,888,000
4,720,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 07/01/09, dated 06/30/09, repurchase value of $4,720,014
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 07/17/09-11/01/47, total market value $4,814,400)	4,720,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $9,553,000)	9,553,000

	Total Investments – (99.86%) – (Identified cost $165,388,418) – (b)	167,089,412
	Other Assets Less Liabilities – (0.14%)	227,361

	Net Assets – (100.00%)	$167,316,773

(a)	The interest rates on adjustable rate securities, shown as of June 30, 2009, may change daily or less frequently and are based on indices of market interest rates.
(b)	Aggregate cost for federal income tax purposes is $165,388,418. At June 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$1,968,084
	Unrealized depreciation	(267,090)

	Net unrealized appreciation	$1,700,994

See Notes to Financial Statements

DAVIS SERIES, INC.                                                                                                                     Schedule of Investments

DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2009 (Unaudited)

Principal	Security	Value (Note 1)
FANNIE MAE – (10.78%)
$10,000,000	0.9125%, 07/28/09 (a)	$10,003,707
500,000	0.60%, 08/19/09 (b)	499,592
509,000	6.625%, 09/15/09	513,731
500,000	4.01%, 10/21/09	505,244
500,000	4.00%, 10/28/09	505,296
2,655,000	0.31%, 11/05/09 (b)	2,652,097
1,980,000	4.00%, 11/09/09	2,004,776
2,600,000	0.38%, 12/01/09 (b)	2,595,801
1,400,000	0.39%, 12/07/09 (b)	1,397,589
4,676,000	4.625%, 12/15/09	4,764,931
1,028,000	7.25%, 01/15/10	1,065,847
1,274,000	4.30%, 01/19/10	1,301,263
5,926,000	3.25%, 02/10/10	6,027,518
1,000,000	4.40%, 03/08/10	1,026,992
2,990,000	4.75%, 03/12/10	3,079,302
1,000,000	4.75%, 04/20/10	1,033,957

	TOTAL FANNIE MAE – (Identified cost $38,977,643)	38,977,643

FEDERAL FARM CREDIT BANK – (3.54%)
500,000	4.125%, 07/17/09	500,155
1,000,000	4.75%, 08/03/09	1,001,750
4,500,000	0.2075%, 03/29/10 (a)	4,497,648
1,800,000	0.235%, 06/22/10 (a)	1,799,105
5,000,000	0.205%, 06/24/10 (a)	5,000,000

	TOTAL FEDERAL FARM CREDIT BANK –(Identified cost $12,798,658)	12,798,658

FEDERAL HOME LOAN BANK – (30.02%)
2,360,000	5.375%, 07/17/09	2,363,421
500,000	4.50%, 08/11/09	502,035
500,000	5.25%, 09/11/09	502,500
610,000	5.00%, 09/18/09	615,595
8,500,000	2.25%, 10/02/09	8,533,731
7,665,000	4.50%, 10/09/09	7,746,414
11,600,000	1.0638%, 10/13/09 (a)	11,611,461
700,000	4.75%, 10/20/09	708,841
500,000	3.17%, 10/27/09	504,270
635,000	3.50%, 11/03/09	641,358
1,000,000	5.00%, 11/03/09	1,015,724
3,000,000	0.31%, 11/06/09 (b)	2,996,693
5,000,000	0.80%, 11/13/09 (b)	4,985,000
500,000	2.125%, 11/13/09	502,891
4,500,000	4.00%, 11/13/09	4,559,595
2,000,000	4.25%, 11/13/09	2,028,255
5,000,000	0.83%, 11/18/09 (b)	4,983,861
8,000,000	0.80%, 11/24/09	8,000,000
1,000,000	4.27%, 11/24/09	1,014,522
500,000	4.75%, 12/11/09	509,033
4,600,000	5.00%, 12/11/09	4,693,898
3,000,000	0.58%, 12/14/09	3,002,606

DAVIS SERIES, INC.                                                                                                                     Schedule of Investments

DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	June 30, 2009 (Unaudited)

Principal	Security	Value (Note 1)
FEDERAL HOME LOAN BANK – (CONTINUED)
$700,000	0.57%, 12/21/09	$700,368
2,950,000	3.71%, 12/23/09	2,995,722
2,030,000	3.875%, 01/15/10	2,067,496
17,000,000	0.82%, 01/27/10 (a)	17,026,021
1,400,000	0.47%, 02/02/10 (b)	1,396,052
8,000,000	0.72%, 02/02/10 (a)	8,000,000
2,000,000	2.75%, 03/12/10	2,031,770
350,000	4.25%, 06/11/10	361,596
2,000,000	0.999%, 07/09/10 (a)	2,002,978

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $108,603,707)	108,603,707

FREDDIE MAC – (10.77%)
1,000,000	4.25%, 07/15/09	1,001,082
6,325,000	6.625%, 09/15/09	6,401,992
4,000,000	0.70%, 09/25/09 (b)	3,993,311
6,000,000	0.30%, 10/26/09 (b)	5,994,150
2,500,000	0.37%, 10/27/09 (b)	2,496,968
14,650,000	4.75%, 11/03/09	14,869,149
2,500,000	0.54%, 11/09/09 (b)	2,495,087
700,000	4.125%, 11/30/09	710,738
1,000,000	0.39%, 12/07/09 (b)	998,278

	TOTAL FREDDIE MAC – (Identified cost $38,960,755)	38,960,755

MORTGAGES – (6.63%)
FANNIE MAE POOLS – (3.29%)
11,640,202	7.095%, 12/01/09, Pool No. 382142	11,640,203
270,347	4.50%, 03/01/10, Pool No. 254678	274,177

	Total Fannie Mae Pools	11,914,380

FREDDIE MAC POOLS – (3.34%)
1,700,649	4.50%, 08/01/09, Pool No. M90941	1,704,412
499,121	5.00%, 09/01/09, Pool No. M80770	501,408
2,555,937	4.50%, 10/01/09, Pool No. M80778	2,570,863
1,135,595	5.00%, 11/01/09, Pool No. M80779	1,141,989
5,930,131	4.50%, 01/01/10, Pool No. M80792	5,988,963
165,895	4.50%, 01/01/10, Pool No. M90967	167,776

	Total Freddie Mac Pools	12,075,411

	TOTAL MORTGAGES – (Identified cost $23,989,791)	23,989,791

OTHER AGENCIES – (4.58%)
10,000,000	Government Loan Trust (Israel), 0.4086%, 10/01/09 (b)	9,989,778
3,000,000	AID-Israel 0.4625%, 11/01/09 (b)	2,995,372
3,600,000	FICO Strip 0.5827%, 12/06/09 (b)	3,590,984

	TOTAL OTHER AGENCIES – (Identified cost $16,576,134)	16,576,134

DAVIS SERIES, INC.                                                                                                                     Schedule of Investments

DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	June 30, 2009 (Unaudited)

Principal	Security	Value (Note 1)
REPURCHASE AGREEMENTS – (26.36%)
$29,396,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 07/01/09, dated 06/30/09, repurchase value of $29,396,057
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.309%-6.462%, 03/01/29-01/01/39, total market value $29,983,920)	$29,396,000
18,840,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.03%, 07/01/09, dated 06/30/09, repurchase value of $18,840,016
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.153%, 06/01/36-09/01/38, total market value $19,216,800)	18,840,000
47,100,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 07/01/09, dated 06/30/09, repurchase value of $47,100,144
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 07/17/09-11/01/47, total market value $48,042,000)	47,100,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $95,336,000)	95,336,000

	Total Investments – (92.68%) – (Identified cost $335,242,688) – (c)	335,242,688
	Other Assets Less Liabilities – (7.32%)	26,482,864

	Net Assets – (100.00%)	$361,725,552

(a)

The interest rates on floating rate securities, shown as of June 30, 2009, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.
(c)	Aggregate cost for federal income tax purposes is $335,242,688.
See Notes to Financial Statements

DAVIS SERIES, INC.                                                                                                                     Schedule of Investments

DAVIS FINANCIAL FUND	June 30, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (98.74%)
CONSUMER DISCRETIONARY – (1.22%)
Consumer Services – (1.22%)
402,100	H&R Block, Inc.	$6,928,183

	TOTAL CONSUMER DISCRETIONARY	6,928,183

ENERGY – (4.98%)
540,100	Canadian Natural Resources Ltd. (Canada)	28,349,849

	TOTAL ENERGY	28,349,849

FINANCIALS – (86.11%)
Banks – (12.85%)
	Commercial Banks – (12.85%)
150,700	ICICI Bank Ltd., ADR (India)	4,445,650
459,950	State Bank of India Ltd., GDR (India)	32,656,450
1,485,800	Wells Fargo & Co.	36,045,508

		73,147,608

Diversified Financials – (39.93%)
	Capital Markets – (19.16%)
393,500	Ameriprise Financial, Inc.	9,550,245
958,200	Bank of New York Mellon Corp.	28,084,842
792,600	Brookfield Asset Management Inc., Class A (Canada)	13,529,682
143,200	Charles Schwab Corp.	2,511,012
157,400	Goldman Sachs Group, Inc.	23,207,056
777,200	Julius Baer Holding AG (Switzerland)	30,170,997
47,200	T. Rowe Price Group Inc.	1,967,296

		109,021,130

	Consumer Finance – (8.48%)
1,949,000	American Express Co.	45,294,760
1,483,200	First Marblehead Corp. *	2,996,064

		48,290,824

	Diversified Financial Services – (12.29%)
137,820	Bank of America Corp.	1,819,224
192,300	Cia Brasileira de Meios de Pagamento SA (Visanet) (Brazil)*	1,653,613
154,060	JPMorgan Chase & Co.	5,254,987
872,600	Moody's Corp.	22,993,010
1,102,000	Oaktree Capital Group LLC, Class A (a)	23,693,000
106,400	RHJ International (Belgium)*	679,147
396,550	RHJ International, 144A (Belgium)*(b)(c)	2,530,782
182,000	Visa Inc., Class A	11,331,320

		69,955,083

		227,267,037

Insurance – (33.33%)
	Life & Health Insurance – (2.97%)
304,733	China Life Insurance Co., Ltd., ADR (China)	16,894,397

	Multi-line Insurance – (7.08%)
1,470,600	Loews Corp.	40,294,440

	Property & Casualty Insurance – (9.84%)
201,500	ACE Ltd.	8,912,345
194,300	FPIC Insurance Group, Inc. *	5,951,409
79,200	Markel Corp. *	22,310,640

DAVIS SERIES, INC.                                                                                                                     Schedule of Investments

DAVIS FINANCIAL FUND - (CONTINUED)	June 30, 2009 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
1,244,000	Progressive Corp. (Ohio) *	$18,796,840

		55,971,234

Reinsurance – (13.44%)
225,000	Everest Re Group, Ltd.	16,103,250
1,394,187	Transatlantic Holdings, Inc.	60,410,123

		76,513,373

		189,673,444

	TOTAL FINANCIALS	490,088,089

INDUSTRIALS – (3.46%)
Commercial & Professional Services – (3.46%)
242,650	D&B Corp.	19,705,606

	TOTAL INDUSTRIALS	19,705,606

MATERIALS – (2.97%)
918,000	Sealed Air Corp.	16,937,100

	TOTAL MATERIALS	16,937,100

	TOTAL COMMON STOCK – (Identified cost $500,759,405)	562,008,827

SHORT TERM INVESTMENTS – (1.46%)
$2,563,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 07/01/09, dated 06/30/09, repurchase value of $2,563,005
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.309%-6.462%, 03/01/29-01/01/39, total market value $2,614,260)	2,563,000
1,643,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.03%, 07/01/09, dated 06/30/09, repurchase value of $1,643,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.153%, 06/01/36-09/01/38, total market value $1,675,860)	1,643,000
4,107,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 07/01/09, dated 06/30/09, repurchase value of $4,107,013
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 07/17/09-11/01/47, total market value $4,189,140)	4,107,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $8,313,000)	8,313,000

	Total Investments – (100.20%) – (Identified cost $509,072,405) – (d)	570,321,827
	Liabilities Less Other Assets – (0.20%)	(1,166,384)

	Net Assets – (100.00%)	$569,155,443

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security – See Note 8 of the Notes to Financial Statements.
(b)	Restricted Security – See Note 8 of the Notes to Financial Statements.

DAVIS SERIES, INC.                                                                                                                     Schedule of Investments

DAVIS FINANCIAL FUND - (CONTINUED)	June 30, 2009 (Unaudited)

(c)

These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $2,530,782, or 0.44% of the Fund's net assets, as of June 30, 2009.

(d)	Aggregate cost for federal income tax purposes is $509,131,652. At June 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$127,711,360
	Unrealized depreciation	(66,521,185)

	Net unrealized appreciation	$61,190,175

See Notes to Financial Statements

DAVIS SERIES, INC.                                                                                                                     Schedule of Investments

DAVIS APPRECIATION & INCOME FUND	June 30, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (49.44%)
CONSUMER DISCRETIONARY – (7.31%)
Media – (1.58%)
654,000	News Corp., Class A	$5,961,210

Retailing – (5.73%)
69,713	Amazon.com, Inc. *	5,833,932
366,900	Kohl's Corp. *	15,684,975

		21,518,907

	TOTAL CONSUMER DISCRETIONARY	27,480,117

CONSUMER STAPLES – (9.93%)
Food & Staples Retailing – (4.56%)
901,800	Whole Foods Market, Inc. *	17,129,691

Food, Beverage & Tobacco – (3.23%)
962,300	Tyson Foods, Inc., Class A	12,134,603

Household & Personal Products – (2.14%)
312,200	Avon Products, Inc.	8,048,516

	TOTAL CONSUMER STAPLES	37,312,810

ENERGY – (5.13%)
219,000	Devon Energy Corp.	11,935,500
472,000	Nabors Industries Ltd. *	7,353,760

	TOTAL ENERGY	19,289,260

FINANCIALS – (7.77%)
Diversified Financials – (4.14%)
Consumer Finance – (1.83%)
295,000	American Express Co.	6,855,800

Diversified Financial Services – (2.31%)
658,476	Bank of America Corp.	8,691,883

		15,547,683

Insurance – (0.19%)
	Property & Casualty Insurance – (0.19%)
772,300	Ambac Financial Group, Inc. *	710,516

Real Estate – (3.44%)
535,040	Forest City Enterprises, Inc., Class A *	3,531,264
410,000	SL Green Realty Corp.	9,405,400

		12,936,664

	TOTAL FINANCIALS	29,194,863

HEALTH CARE – (2.09%)
Health Care Equipment & Services – (2.09%)
160,500	Universal Health Services, Inc., Class B	7,840,425

	TOTAL HEALTH CARE	7,840,425

INDUSTRIALS – (10.28%)
Capital Goods – (7.64%)
421,200	General Electric Co.	4,936,464
597,900	Masco Corp.	5,727,882
723,290	Quanta Services, Inc. *	16,729,698
200,000	United Rentals, Inc. *	1,298,000

		28,692,044

DAVIS SERIES, INC.                                                                                                                     Schedule of Investments

DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (2.64%)
120,000	School Specialty, Inc. *	$2,425,800
290,000	Waste Connections, Inc. *	7,513,900

		9,939,700

	TOTAL INDUSTRIALS	38,631,744

INFORMATION TECHNOLOGY – (3.39%)
Semiconductors & Semiconductor Equipment – (3.39%)
457,900	Fairchild Semiconductor International, Inc. *	3,200,721
310,000	Intel Corp.	5,122,750
296,700	International Rectifier Corp. *	4,394,127

		12,717,598

	TOTAL INFORMATION TECHNOLOGY	12,717,598

MATERIALS – (1.74%)
355,000	Sealed Air Corp.	6,549,750

	TOTAL MATERIALS	6,549,750

UTILITIES – (1.80%)
580,700	AES Corp. *	6,741,927

	TOTAL UTILITIES	6,741,927

	TOTAL COMMON STOCK – (Identified cost $325,667,043)	185,758,494

CONVERTIBLE PREFERRED STOCK – (11.80%)
FINANCIALS – (5.66%)
Diversified Financials – (3.60%)
	Diversified Financial Services – (3.60%)
400,000	Citigroup Inc., 6.50%, Conv. Pfd.	13,525,000

Real Estate – (2.06%)
393,710	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	5,307,211
110,000	Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	2,444,068

		7,751,279

	TOTAL FINANCIALS	21,276,279

INDUSTRIALS – (1.14%)
Capital Goods – (0.56%)
109,741	United Rentals Trust I, 6.50%, Conv. Pfd.	2,085,079

Transportation – (0.58%)
161,300	Continental Airlines Finance Trust II, 6.00%, Cum. Conv. Pfd.	2,187,631

	TOTAL INDUSTRIALS	4,272,710

MATERIALS – (1.70%)
80,000	Freeport-McMoRan Copper & Gold, Inc., 6.75%, Conv. Pfd.	6,380,000

	TOTAL MATERIALS	6,380,000

UTILITIES – (3.30%)
288,810	AES Trust III, 6.75%, Conv. Pfd.	12,418,830

	TOTAL UTILITIES	12,418,830

	TOTAL CONVERTIBLE PREFERRED STOCK – (Identified cost $50,012,212)	44,347,819

DAVIS SERIES, INC.                                                                                                                     Schedule of Investments

DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2009 (Unaudited)

Principal	Security	Value (Note 1)
CONVERTIBLE BONDS – (33.73%)
CONSUMER DISCRETIONARY – (2.68%)
Media – (2.68%)
$16,050,000	News America Inc., Conv. Notes, Zero coupon, 3.38%, 02/28/21 (a)(b)(c)	$10,061,889

	TOTAL CONSUMER DISCRETIONARY	10,061,889

CONSUMER STAPLES – (3.78%)
Food, Beverage & Tobacco – (3.78%)
14,000,000	Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	14,192,500

	TOTAL CONSUMER STAPLES	14,192,500

ENERGY – (0.62%)
2,500,000	Nabors Industries Inc., Conv. Sr. Notes, 0.94%, 05/15/11	2,337,500

	TOTAL ENERGY	2,337,500

FINANCIALS – (9.73%)
Real Estate – (9.73%)
7,750,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 4.125%, 08/15/26 (d)	9,261,250
23,000,000	Forest City Enterprises, Inc., Class A, Conv. Sr. Notes, 3.625%, 10/15/11	18,638,280
9,000,000	Reckson Operating Partnership, L.P., Conv. Sr. Notes (Convertible into SL Green Realty Corp.), 4.00%, 06/15/25	8,651,250

		36,550,780

	TOTAL FINANCIALS	36,550,780

HEALTH CARE – (1.08%)
Pharmaceuticals, Biotechnology & Life Sciences – (1.08%)
3,900,000	Valeant Pharmaceuticals International, Conv. Sub. Notes, 4.00%, 11/15/13	4,070,625

	TOTAL HEALTH CARE	4,070,625

INDUSTRIALS – (10.82%)
Capital Goods – (0.91%)
3,720,000	United Rentals North America Inc., Conv. Sr. Sub., 1.875%, 10/15/23	3,431,700

Commercial & Professional Services – (9.91%)
8,500,000	School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	7,023,125
22,101,000	School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero coupon, 08/01/23 (e)	20,940,698
9,000,000	Waste Connections, Inc., Conv. Sr. Notes, 3.75%, 04/01/26	9,247,500

		37,211,323

	TOTAL INDUSTRIALS	40,643,023

INFORMATION TECHNOLOGY – (2.14%)
Semiconductors & Semiconductor Equipment – (2.14%)
9,500,000	Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	8,027,500

	TOTAL INFORMATION TECHNOLOGY	8,027,500

MATERIALS – (2.88%)
4,900,000	Sealed Air Corp., 144A Conv. Sr. Notes, 3.00%, 06/30/33 (d)	4,930,625
4,500,000	United States Steel Corp., Conv. Sr. Notes, 4.00%, 05/15/14	5,911,875

	TOTAL MATERIALS	10,842,500

	TOTAL CONVERTIBLE BONDS – (Identified cost $135,243,331)	126,726,317

CORPORATE BONDS – (3.46%)
CONSUMER DISCRETIONARY – (0.69%)
Retailing – (0.69%)
2,500,000	Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	2,574,988

	TOTAL CONSUMER DISCRETIONARY	2,574,988

DAVIS SERIES, INC.                                                                                                                     Schedule of Investments

DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2009 (Unaudited)

Principal	Security	Value (Note 1)
CORPORATE BONDS – (CONTINUED)
FINANCIALS – (0.09%)
Real Estate – (0.09%)
$14,000,000	Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (a)	$350,000

	TOTAL FINANCIALS	350,000

INDUSTRIALS – (2.68%)
Capital Goods – (2.68%)
12,000,000	Masco Corp., 6.125%, 10/03/16	10,089,180

	TOTAL INDUSTRIALS	10,089,180

	TOTAL CORPORATE BONDS – (Identified cost $26,681,400)	13,014,168

SHORT TERM INVESTMENTS – (1.43%)
1,654,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 07/01/09, dated 06/30/09, repurchase value of $1,654,003
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.309%-6.462%, 03/01/29-01/01/39, total market value $1,687,080)	1,654,000
1,060,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.03%, 07/01/09, dated 06/30/09, repurchase value of $1,060,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.153%, 06/01/36-09/01/38, total market value $1,081,200)	1,060,000
2,651,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 07/01/09, dated 06/30/09, repurchase value of $2,651,008
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 07/17/09-11/01/47, total market value $2,704,020)	2,651,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $5,365,000)	5,365,000

	Total Investments – (99.86%) – (Identified cost $542,968,986) – (f)	375,211,798
	Other Assets Less Liabilities – (0.14%)	513,256

	Net Assets – (100.00%)	$375,725,054

*	Non-Income producing security.
(a)	Illiquid Security – See Note 8 of the Notes to Financial Statements.
(b)

As of June 30, 2009, zero coupon bonds represented $10,061,889, or 2.68% of the Fund's net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(c)	Zero coupon bonds reflect the effective yield on the date of purchase.
(d)

These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $14,191,875, or 3.78% of the Fund's net assets, as of June 30, 2009.

(e)	Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.
(f)	Aggregate cost for federal income tax purposes is $543,156,482. At June 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$15,276,005
	Unrealized depreciation	(183,220,689)

	Net unrealized depreciation	$(167,944,684)

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	June 30, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (79.87%)
FINANCIALS – (72.52%)
Diversified Financials – (2.11%)
Capital Markets – (2.11%)
283,450	Brookfield Asset Management Inc., Class A (Canada)	$4,838,492

Real Estate – (70.41%)
Real Estate Investment Trusts (REITs) – (59.65%)
	Diversified REITs – (4.72%)
882,511	Cousins Properties, Inc.	7,501,343
73,000	Vornado Realty Trust	3,287,190

		10,788,533

	Industrial REITs – (4.98%)
145,000	AMB Property Corp.	2,727,450
2,120,200	DCT Industrial Trust Inc.	8,650,416

		11,377,866

	Office REITs – (22.23%)
213,613	Alexandria Real Estate Equities, Inc.	7,645,209
48,200	Boston Properties, Inc.	2,299,140
442,638	Corporate Office Properties Trust	12,982,573
210,400	Digital Realty Trust, Inc.	7,542,840
798,600	Douglas Emmett, Inc.	7,179,414
74,400	Highwoods Properties, Inc.	1,664,328
45,000	Kilroy Realty Corp.	924,300
462,100	SL Green Realty Corp.	10,600,574

		50,838,378

	Residential REITs – (11.30%)
795,600	American Campus Communities, Inc.	17,646,408
131,800	Essex Property Trust, Inc.	8,201,914

		25,848,322

	Retail REITs – (8.92%)
787,060	CBL & Associates Properties, Inc.	4,242,253
176,700	Federal Realty Investment Trust	9,103,584
262,100	Taubman Centers, Inc.	7,040,006

		20,385,843

	Specialized REITs – (7.50%)
822,547	Cogdell Spencer, Inc.	3,528,727
211,700	Host Hotels & Resorts Inc. *	1,776,163
396,500	Ventas, Inc.	11,839,490

		17,144,380

		136,383,322

Real Estate Management & Development – (10.76%)
	Diversified Real Estate Activities – (4.39%)
378,750	St. Joe Co. *	10,033,088

DAVIS SERIES, INC.                                                                                                                     Schedule of Investments

DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2009 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (Continued)
	Real Estate Operating Companies – (6.37%)
2,207,354	Forest City Enterprises, Inc., Class A *	$14,568,536

		24,601,624

		160,984,946

	TOTAL FINANCIALS	165,823,438

INDUSTRIALS – (7.35%)
Transportation – (7.35%)
320,800	Alexander & Baldwin, Inc.	7,519,552
126,100	Burlington Northern Santa Fe Corp.	9,273,394

		16,792,946

	TOTAL INDUSTRIALS	16,792,946

	TOTAL COMMON STOCK – (Identified cost $272,700,029)	182,616,384

PREFERRED STOCK – (8.80%)
FINANCIALS – (8.80%)
Real Estate – (8.80%)
Real Estate Investment Trusts (REITs) – (8.80%)
	Industrial REITs – (1.36%)
171,000	AMB Property Corp., 6.75%, Series M	3,102,795

	Office REITs – (6.27%)
468,943	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	6,321,352
79,500	Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	1,766,394
71,693	Digital Realty Trust, Inc., 8.50%, Series A	1,581,010
280,910	SL Green Realty Corp., 7.625%, Series C	4,680,663

		14,349,419

	Residential REITs – (0.50%)
43,700	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	1,136,200

	Retail REITs – (0.67%)
114,160	CBL & Associates Properties, Inc., 7.375%, Series D	1,525,463

	TOTAL FINANCIALS	20,113,877

	TOTAL PREFERRED STOCK – (Identified cost $15,361,943)	20,113,877

CONVERTIBLE BONDS – (4.54%)
FINANCIALS – (4.54%)
Real Estate – (4.54%)
Real Estate Investment Trusts (REITs) – (4.54%)
	Industrial REITs – (2.01%)
$5,727,000	Prologis, Conv. Sr. Notes, 2.25%, 04/01/37	4,610,235

	Office REITs – (2.53%)
4,815,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	4,760,831
1,230,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	1,020,900

		5,781,731

	TOTAL FINANCIALS	10,391,966

	TOTAL CONVERTIBLE BONDS – (Identified cost $8,285,565)	10,391,966

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2009 (Unaudited)

Principal	Security				Value (Note 1)
SHORT TERM INVESTMENTS – (5.62%)
$3,964,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 07/01/09, dated 06/30/09, repurchase value of $3,964,008
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.309%-6.462%, 03/01/29-01/01/39, total market value $4,043,280)				$3,964,000
2,540,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.03%, 07/01/09, dated 06/30/09, repurchase value of $2,540,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.153%, 06/01/36-09/01/38, total market value $2,590,800)				2,540,000
6,350,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 07/01/09, dated 06/30/09, repurchase value of $6,350,019
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 07/17/09-11/01/47, total market value $6,477,000)				6,350,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $12,854,000)				12,854,000

Total Investments – (98.83%) – (Identified cost $309,201,537) – (b)					225,976,227
Other Assets Less Liabilities – (1.17%)					2,674,269
	Net Assets – (100.00%)				$228,650,496

*				Non-Income producing security.
(a)

These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $5,781,731, or 2.53% of the Fund's net assets, as of June 30, 2009.

(b)				Aggregate cost for federal income tax purposes is $309,446,665. At June 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Unrealized appreciation					$10,864,401
Unrealized depreciation					(94,334,839)
	Net unrealized depreciation				$(83,470,438)

(c)

Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended June 30, 2009. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2008	Gross Additions	Gross Reductions	Shares June 30, 2009	Dividend Income
Cogdell Spencer, Inc. (1)	1,222,847	–	400,300	822,547	$550,281
(1) Not an affiliate as of June 30, 2009 See Notes to Financial Statements

DAVIS SERIES, INC.                                                                                                Statements of Assets and Liabilities

At June 30, 2009 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments):
Unaffiliated companies	$460,356,938	$167,089,412	$335,242,688	$570,321,827	$375,211,798	$225,976,227
Affiliated companies	718,500	–	–	–	–	–
Cash	44,837	4,776	14,256	143,002	63,747	2,382,740
Cash - foreign currencies**	388,027	–	–	–	–	–
Receivables:
Capital stock sold	811,246	448,498	26,070,501	540,749	432,960	304,191
Dividends and interest	499,550	722,156	1,090,526	1,314,819	1,440,141	1,357,681
Investment securities sold	–	–	–	–	–	1,895,693
Prepaid expenses	2,723	299	3,183	10,281	1,938	2,393
Total assets	462,821,821	168,265,141	362,421,154	572,330,678	377,150,584	231,918,925
LIABILITIES:
Payables:
Investment securities purchased	–	–	–	1,487,891	–	–
Capital stock redeemed	907,814	574,210	440,739	825,785	815,493	2,838,963
Distributions payable	–	116,466	1,874	–	–	–
Accrued distribution and service plan fees	271,891	106,590	–	277,915	194,589	119,490
Accrued management fees	294,951	45,808	103,479	354,500	246,202	160,806
Accrued transfer agent fees	199,049	32,994	37,515	167,079	94,631	122,710
Other accrued expenses	88,145	72,300	111,995	62,065	74,615	26,460
Total liabilities	1,761,850	948,368	695,602	3,175,235	1,425,530	3,268,429
NET ASSETS	$461,059,971	$167,316,773	$361,725,552	$569,155,443	$375,725,054	$228,650,496
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$291,604	$295,650	$3,617,256	$255,506	$196,340	$160,858
Additional paid-in capital	658,185,144	169,880,238	358,108,296	561,717,881	615,168,683	467,727,681
Undistributed net investment income	883,732	–	–	2,727,327	2,787,373	2,996,219
Accumulated net realized losses from investments and foreign currency transactions	(165,628,678)	(4,560,109)	–	(56,812,345)	(74,670,154)	(159,005,734)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(32,671,831)	1,700,994	–	61,267,074	(167,757,188)	(83,228,528)
Net Assets	$461,059,971	$167,316,773	$361,725,552	$569,155,443	$375,725,054	$228,650,496

*Including:
Cost of unaffiliated companies	$486,042,168	$165,388,418	$335,242,688	$509,072,405	$542,968,986	$309,201,537
Cost of affiliated companies	7,709,292	–	–	–	–	–
Cost and market value of repurchase agreements (if greater than 10% of assets)	–	–	95,336,000	–	–	–
**Cost of cash - foreign currencies	389,473	–	–	–	–	–

DAVIS SERIES, INC.                                                                      Statements of Assets and Liabilities – (Continued)

At June 30, 2009 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund		Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
CLASS A SHARES:
Net assets	$268,516,434	$103,157,516		$306,079,957	$482,955,136	$236,117,559	$178,221,530
Shares outstanding	16,463,506	18,225,404		306,079,957	21,314,995	12,346,019	12,548,933
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$16.31	$5.66		$1.00	$22.66	$19.12	$14.20
Maximum offering price per share (100/95.25 of net asset value)†	$17.12	$5.94	$	N/A	$23.79	$20.07	$14.91
CLASS B SHARES:
Net assets	$20,902,686	$17,863,296		$29,305,786	$13,028,981	$17,323,101	$5,586,019
Shares outstanding	1,494,708	3,165,069		29,305,786	664,591	917,676	398,306
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$13.98	$5.64		$1.00	$19.60	$18.88	$14.02
CLASS C SHARES:
Net assets	$116,377,634	$44,615,188		$26,233,665	$62,851,386	$77,865,632	$23,292,780
Shares outstanding	7,913,090	7,879,737		26,233,665	3,125,709	4,059,502	1,639,649
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$14.71	$5.66		$1.00	$20.11	$19.18	$14.21
CLASS Y SHARES:
Net assets	$55,263,217	$1,680,773		$106,144	$10,319,940	$44,418,762	$21,550,167
Shares outstanding	3,289,104	294,770		106,144	445,346	2,310,833	1,498,933
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$16.80	$5.70		$1.00	$23.17	$19.22	$14.38

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS SERIES, INC.                                                                                                                   Statements of Operations

For the six months ended June 30, 2009 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
INVESTMENT INCOME:
Income:
Dividends:
Unaffiliated companies*	$4,018,997	$–	$–	$5,319,923	$3,296,127	$5,345,560
Affiliated companies	–	–	–	–	–	550,281
Interest	291,613	3,271,523	1,955,480	5,138	3,237,393	175,843
Total income	4,310,610	3,271,523	1,955,480	5,325,061	6,533,520	6,071,684

Expenses:
Management fees (Note 3)	1,488,081	246,247	890,453	1,698,762	1,257,267	820,199
Custodian fees	38,048	25,719	25,129	40,749	42,639	25,415
Transfer agent fees:
Class A	307,616	52,188	105,883	370,722	166,983	313,851
Class B	45,813	18,784	10,855	36,718	24,789	22,501
Class C	156,612	30,913	10,903	81,841	69,837	53,380
Class Y	22,832	2,634	45	12,278	15,992	22,862
Audit fees	10,800	9,000	10,800	16,800	11,400	15,000
Legal fees	7,650	2,950	6,354	8,965	6,248	3,937
Accounting fees (Note 3)	5,502	1,500	4,002	4,002	4,998	3,498
Reports to shareholders	75,000	25,000	36,503	85,005	60,001	80,000
Directors’ fees and expenses	30,716	12,614	26,066	36,670	25,487	14,920
Registration and filing fees	37,500	32,500	33,992	45,068	45,501	32,500
Interest expense	–	–	–	2,763	–	–
Miscellaneous	12,464	5,733	6,787	12,175	12,290	18,585
Payments under distribution
plan (Note 7):
Class A	285,548	94,036	–	405,266	216,526	199,861
Class B	99,287	88,601	–	61,038	80,038	28,181
Class C	541,197	215,871	–	273,274	363,643	113,519
Total expenses	3,164,666	864,290	1,167,772	3,192,096	2,403,639	1,768,209
Expenses paid indirectly (Note 4)	–	–	–	(2)	–	(1)
Waiver of expenses by Adviser (Note 3)	–	–	(110,429)	–	–	–
Net expenses	3,164,666	864,290	1,057,343	3,192,094	2,403,639	1,768,208
Net investment income	1,145,944	2,407,233	898,137	2,132,967	4,129,881	4,303,476

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions:
Unaffiliated companies	(49,304,818)	(109,335)	–	(48,426,287)	(69,839,279)	(144,888,357)
Affiliated companies	–	–	–	–	–	(4,453,708)
Foreign currency transactions	2,402	–	–	(14,417)	–	(25,327)
Net change in unrealized appreciation (depreciation)	114,524,465	311,073	–	116,532,192	123,979,200	124,838,872
Net realized and unrealized gain (loss) on investments and foreign currency	65,222,049	201,738	–	68,091,488	54,139,921	(24,528,520)
Net increase (decrease) in net assets resulting from operations	$66,367,993	$2,608,971	$898,137	$70,224,455	$58,269,802	$(20,225,044)

*Net of foreign taxes withheld as follows	$245,348	$–	$–	$107,408	$–	$18,406

See Notes to Financial Statements

DAVIS SERIES, INC.                                                                                             Statements of Changes in Net Assets

For the six months ended June 30, 2009 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
OPERATIONS:
Net investment income	$1,145,944	$2,407,233	$898,137	$2,132,967	$4,129,881	$4,303,476
Net realized losses from investments and foreign currency transactions	(49,302,416)	(109,335)	–	(48,440,704)	(69,839,279)	(149,367,392)
Net change in appreciation (depreciation) on investments and foreign currency transactions	114,524,465	311,073	–	116,532,192	123,979,200	124,838,872
Net increase (decrease) in net assets resulting from operations	66,367,993	2,608,971	898,137	70,224,455	58,269,802	(20,225,044)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	–	(1,630,657)	(747,204)	–	(1,037,395)	(1,023,413)
Class B	–	(209,451)	(75,115)	–	(41,737)	(20,276)
Class C	–	(521,035)	(75,471)	–	(210,507)	(96,370)
Class Y	–	(46,090)	(347)	–	(218,015)	(150,287)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	(36,774,822)	11,185,981	(24,952,757)	(3,452,066)	(28,318,014)	(8,534,718)
Class B	(3,994,180)	1,397,129	(2,609,861)	(2,589,372)	(2,208,104)	(1,289,575)
Class C	(19,527,227)	5,298,835	(5,879,908)	(2,837,799)	(13,437,395)	(2,917,621)
Class Y	4,717,224	52,726	(42,909)	288,351	(10,917,005)	(5,621,905)
Total increase (decrease) in net assets	10,788,988	18,136,409	(33,485,435)	61,633,569	1,881,630	(39,879,209)

NET ASSETS:
Beginning of period	450,270,983	149,180,364	395,210,987	507,521,874	373,843,424	268,529,705
End of period*	$461,059,971	$167,316,773	$361,725,552	$569,155,443	$375,725,054	$228,650,496

*Including undistributed net investment income of	$883,732	$–	$–	$2,727,327	$2,787,373	$2,996,219

See Notes to Financial Statements

DAVIS SERIES, INC.                                                                                             Statements of Changes in Net Assets

For the year ended December 31, 2008

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
OPERATIONS:
Net investment income	$1,860,935	$2,759,425	$11,283,676	$2,769,600	$13,783,464	$7,609,460
Net realized gain (loss) from investments and foreign currency transactions	(98,665,523)	266,942	–	(8,321,996)	(2,481,552)	(16,955,861)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(322,839,932)	924,030	–	(434,667,201)	(320,576,140)	(255,911,728)
Net increase (decrease) in net assets resulting from operations	(419,644,520)	3,950,397	11,283,676	(440,219,597)	(309,274,228)	(265,258,129)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	–	(1,772,333)	(10,253,371)	(3,090,586)	(9,255,862)	(1,255,582)
Class B	–	(375,503)	(608,705)	–	(416,018)	(29,482)
Class C	–	(673,420)	(418,899)	–	(1,901,373)	(115,912)
Class Y	–	(29,328)	(2,701)	(80,009)	(1,997,373)	(196,252)
Realized gains from investment transactions:
Class A	–	–	–	(39,368,129)	–	(6,702,307)
Class B	–	–	–	(1,521,457)	–	(253,781)
Class C	–	–	–	(5,830,612)	–	(988,259)
Class Y	–	–	–	(788,404)	–	(911,087)
Return of capital:
Class A	(118,578)	–	–	–	–	(4,742,665)
Class B	–	–	–	–	–	(111,363)
Class C	–	–	–	–	–	(437,832)
Class Y	(196,448)	–	–	–	–	(741,294)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	(157,164,375)	63,904,783	(227,850,483)	97,276,571	(137,197,977)	(47,554,620)
Class B	(16,586,730)	5,931,908	7,499,297	(17,969,985)	(12,486,997)	(8,560,035)
Class C	(57,227,835)	24,245,470	19,121,318	24,998,932	(25,991,618)	(12,434,625)
Class Y	(1,762,606)	1,209,297	(5,152)	7,478,186	(14,246,313)	1,719,014
Total increase (decrease) in net assets	(652,701,092)	96,391,271	(201,235,020)	(379,115,090)	(512,767,759)	(348,574,211)

NET ASSETS:
Beginning of year	1,102,972,075	52,789,093	596,446,007	886,636,964	886,611,183	617,103,916
End of year*	$450,270,983	$149,180,364	$395,210,987	$507,521,874	$373,843,424	$268,529,705

*Including undistributed (overdistributed) net investment income of	$(262,212)	$–	$–	$594,360	$165,146	$(16,911)

DAVIS SERIES, INC.                                                                                                          Notes to Financial Statements

June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Series, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940 (“40 Act”) as amended, as an open-end management investment company. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, and Davis Appreciation & Income Fund are diversified under the 40 Act. Davis Real Estate Fund is non-diversified under the 40 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):

Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity. It invests in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.

Davis Appreciation & Income Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of convertible securities, common and preferred stock, and fixed income securities. It may invest in lower rated bonds commonly known as “junk bonds”.

Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers shares in four classes, Class A, Class B, Class C, and Class Y. Class A shares are sold with a front-end sales charge, except for shares of the Davis Government Money Market Fund, which are sold at net asset value. Class B and C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.                                                                                 Notes to Financial Statements – (Continued)

June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days, are valued at market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 40 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.                                                                                 Notes to Financial Statements – (Continued)

June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of June 30, 2009 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$89,252,237	$–	$–	$6,928,183	$27,480,117	$–
Consumer staples	4,561,323	–	–	–	37,312,810	–
Energy	32,517,664	–	–	28,349,849	19,289,260	–
Financials	51,040,763	–	–	466,395,089	42,719,863	177,849,569
Health care	83,518,089	–	–	–	7,840,425	–
Industrials	38,592,920	–	–	19,705,606	38,631,744	16,792,946
Information technology	99,458,565	–	–	–	12,717,598	–
Materials	27,370,291	–	–	16,937,100	12,929,750	–
Telecommunication services	850,995	–	–	–	–	–
Utilities	2,040,716	–	–	–	19,160,757	–
Level 2 – Other Significant
Observable Inputs:
Debt securities issued by U.S. Treasuries and U.S. government corporations and agencies	–	157,536,412	239,906,688	–	–	–
Convertible debt securities	5,397,000	–	–	–	126,726,317	10,391,966
Corporate debt securities	–	–	–	–	13,014,168	–
Equity securities:
Financials	14,861,875	–	–	23,693,000	7,751,279	8,087,746
Industrials	–	–	–	–	4,272,710	–
Short-term securities	11,613,000	9,553,000	95,336,000	8,313,000	5,365,000	12,854,000
Level 3 – Significant Unobservable
Inputs:	–	–	–	–	–	–
Total	$461,075,438	$167,089,412	$335,242,688	$570,321,827	$375,211,798	$225,976,227

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS SERIES, INC.                                                                                 Notes to Financial Statements – (Continued)

June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency- The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes- It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2005. At December 31, 2008, each fund had available for federal income tax purposes unused capital loss carryforwards, post October 2008 capital losses, and post October 2008 foreign currency losses as follows:

	Capital Loss Carryforwards
	Davis Opportunity Fund	Davis Government Bond Fund	Davis FinancialFund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Expiring
12/31/2009	$–	$–	$–	$–	$–
12/31/2010	–	–	–	–	–
12/31/2011	–	2,128,000	–	–	–
12/31/2012	–	1,243,000	–	–	–
12/31/2013	–	403,000	–	–	–
12/31/2014	–	304,000	–	–	–
12/31/2015	–	137,000	–	–	–
12/31/2016	86,853,000	–	8,312,000	430,000	8,689,000
	$86,853,000	$4,215,000	$8,312,000	$430,000	$8,689,000

	Post October 2008 Capital Losses (expire December 31, 2017)	Post October 2008 Foreign Currency Losses (deferred)
Davis Opportunity Fund	$21,862,000	$37,000
Davis Government Bond Fund	236,000	–
Davis Appreciation & Income Fund	4,214,000	–
Davis Real Estate Fund	704,000	17,000

DAVIS SERIES, INC.                                                                                 Notes to Financial Statements – (Continued)

June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income- Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, paydowns on fixed income securities, foreign currency transactions, net operating losses, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements- In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2009 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Cost of purchases	$56,197,797	$73,639,177	$33,529,641	$22,409,449	$88,993,198
Proceeds of sales	115,551,475	25,709,342	44,719,103	80,540,822	104,536,891

DAVIS SERIES, INC.                                                                                 Notes to Financial Statements – (Continued)

June 30, 2009 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. The annual rate for the Davis Government Money Market Fund is 0.50% of the first $250 million of average net assets, 0.45% of the next $250 million, and 0.40% of average net assets in excess of $500 million.Effective May 1, 2009, the Adviser agreed to voluntarily waive all advisory fees in excess of 0.30% for the Davis Government Money Market Fund until December 31, 2009. The reduction in the advisory fee amounted to $110,429 for the six months ended June 30, 2009. The annual rate for each of the Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund was 0.75% for the first $250 million of average net assets, 0.65% on the next $250 million, and 0.55% of average net assets in excess of $500 million. Advisory fees paid during the six months ended June 30, 2009, approximated 0.71%, 0.42%,0.70%,0.72%,and 0.75% of average net assets for the Davis Opportunity Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively. Effective July 1, 2009, the Adviser voluntarily reduced the advisory fee breakpoints above 0.55% for Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund. As a result, the new annual rate for these funds is 0.55% of the average net assets. The annual rate for the Davis Government Bond Fund is 0.30% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended June 30, 2009 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $26,470, $6,604, $9,605, $32,398, $18,052, and $17,296, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee for these services for the six months ended June 30, 2009 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $5,502, $1,500, $4,002,$4,002, $4,998,and $3,498, respectively. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $2 and $1 for Davis Financial Fund and Davis Real Estate Fund, respectively, during the six months ended June 30, 2009.

DAVIS SERIES, INC.                                                                                 Notes to Financial Statements – (Continued)

June 30, 2009 (Unaudited)

NOTE 5 – CAPITAL STOCK

At June 30, 2009, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 550 million shares each are designated to the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, and 4.2 billion shares are designated to the Davis Government Money Market Fund. Transactions in capital stock were as follows:

Class A	Six months ended June 30, 2009 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

Shares sold	1,311,618	5,694,894	241,902,693	2,352,983	1,262,074	1,499,105
Shares issued in reinvestment
of distributions	–	264,153	733,957	–	50,035	85,250
	1,311,618	5,959,047	242,636,650	2,352,983	1,312,109	1,584,355
Shares redeemed	(3,989,698)	(3,982,890)	(267,589,407)	(2,630,006)	(3,077,976)	(2,307,543)
Net increase (decrease)	(2,678,080)	1,976,157	(24,952,757)	(277,023)	(1,765,867)	(723,188)

Proceeds from shares sold	$18,671,172	$32,219,168	$241,902,693	$45,889,377	$20,754,068	$19,824,292
Proceeds from shares issued in
reinvestment of distributions	–	1,495,643	733,957	–	792,553	913,021
	18,671,172	33,714,811	242,636,650	45,889,377	21,546,621	20,737,313
Cost of shares redeemed	(55,445,994)	(22,528,830)	(267,589,407)	(49,341,443)	(49,864,635)	(29,272,031)
Net increase (decrease)	$(36,774,822)	$11,185,981	$(24,952,757)	$(3,452,066)	$(28,318,014)	$(8,534,718)

Class A	Year ended December 31, 2008
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

Shares sold	4,241,650	14,185,191	716,678,185	6,570,444	3,720,547	2,538,842
Shares issued in reinvestment
of distributions	9,151	284,542	10,176,283	1,850,106	328,720	717,064
	4,250,801	14,469,733	726,854,468	8,420,550	4,049,267	3,255,906
Shares redeemed	(11,981,317)	(3,081,760)	(954,704,951)	(5,010,033)	(10,063,513)	(5,084,748)
Net increase (decrease)	(7,730,516)	11,387,973	(227,850,483)	3,410,517	(6,014,246)	(1,828,842)

Proceeds from shares sold	$77,804,558	$79,604,585	$716,678,185	$212,189,593	$88,397,474	$67,179,339
Proceeds from shares issued in
reinvestment of distributions	111,144	1,597,296	10,176,283	32,061,220	7,822,616	11,673,045
	77,915,702	81,201,881	726,854,468	244,250,813	96,220,090	78,852,384
Cost of shares redeemed	(235,080,077)	(17,297,098)	(954,704,951)	(146,974,242)	(233,418,067)	(126,407,004)
Net increase (decrease)	$(157,164,375)	$63,904,783	$(227,850,483)	$97,276,571	$(137,197,977)	$(47,554,620)

DAVIS SERIES, INC.                                                                                 Notes to Financial Statements – (Continued)

June 30, 2009 (Unaudited)

NOTE 5 – CAPITAL STOCK – (CONTINUED)

Class B	Six months ended June 30, 2009 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

Shares sold	71,502	1,166,694	5,787,267	62,870	78,525	6,629
Shares issued in reinvestment
of distributions	–	30,478	67,639	–	2,301	1,785
	71,502	1,197,172	5,854,906	62,870	80,826	8,414
Shares redeemed	(406,166)	(949,076)	(8,464,767)	(227,301)	(219,855)	(111,100)
Net increase (decrease)	(334,664)	248,096	(2,609,861)	(164,431)	(139,029)	(102,686)

Proceeds from shares sold	$899,590	$6,581,456	$5,787,267	$1,069,816	$1,295,715	$85,876
Proceeds from shares issued in
reinvestment of distributions	–	172,007	67,639	–	36,059	18,935
	899,590	6,753,463	5,854,906	1,069,816	1,331,774	104,811
Cost of shares redeemed	(4,893,770)	(5,356,334)	(8,464,767)	(3,659,188)	(3,539,878)	(1,394,386)
Net increase (decrease)	$(3,994,180)	$1,397,129	$(2,609,861)	$(2,589,372)	$(2,208,104)	$(1,289,575)

Class B	Year ended December 31, 2008
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

Shares sold	219,868	3,058,175	21,248,189	235,172	211,372	46,718
Shares issued in reinvestment
of distributions	–	54,171	550,582	96,189	14,925	25,502
	219,868	3,112,346	21,798,771	331,361	226,297	72,220
Shares redeemed	(1,148,802)	(2,057,821)	(14,299,474)	(899,439)	(750,157)	(392,479)
Net increase (decrease)	(928,934)	1,054,525	7,499,297	(568,078)	(523,860)	(320,259)

Proceeds from shares sold	$3,188,326	$17,143,110	$21,248,189	$6,841,592	$4,693,748	$1,286,389
Proceeds from shares issued in
reinvestment of distributions	–	303,337	550,582	1,453,409	357,368	372,479
	3,188,326	17,446,447	21,798,771	8,295,001	5,051,116	1,658,868
Cost of shares redeemed	(19,775,056)	(11,514,539)	(14,299,474)	(26,264,986)	(17,538,113)	(10,218,903)
Net increase (decrease)	$(16,586,730)	$5,931,908	$7,499,297	$(17,969,985)	$(12,486,997)	$(8,560,035)

DAVIS SERIES, INC.                                                                                 Notes to Financial Statements – (Continued)

June 30, 2009 (Unaudited)

NOTE 5 – CAPITAL STOCK – (CONTINUED)

Class C	Six months ended June 30, 2009 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

Shares sold	262,688	3,523,950	12,453,614	297,152	310,262	91,203
Shares issued in reinvestment
of distributions	–	79,848	69,854	–	11,733	8,229
	262,688	3,603,798	12,523,468	297,152	321,995	99,432
Shares redeemed	(1,844,397)	(2,667,260)	(18,403,376)	(496,890)	(1,171,452)	(338,942)
Net increase (decrease)	(1,581,709)	936,538	(5,879,908)	(199,738)	(849,457)	(239,510)

Proceeds from shares sold	$3,392,209	$19,945,831	$12,453,614	$5,111,096	$5,178,885	$1,223,624
Proceeds from shares issued in
reinvestment of distributions	–	452,099	69,854	–	186,785	88,380
	3,392,209	20,397,930	12,523,468	5,111,096	5,365,670	1,312,004
Cost of shares redeemed	(22,919,436)	(15,099,095)	(18,403,376)	(7,948,895)	(18,803,065)	(4,229,625)
Net increase (decrease)	$(19,527,227)	$5,298,835	$(5,879,908)	$(2,837,799)	$(13,437,395)	$(2,917,621)

Class C	Year ended December 31, 2008
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

Shares sold	2,384,398	7,456,659	40,767,262	1,494,450	1,459,878	283,618
Shares issued in reinvestment
of distributions	–	105,433	390,667	354,966	68,834	97,645
	2,384,398	7,562,092	41,157,929	1,849,416	1,528,712	381,263
Shares redeemed	(5,384,999)	(3,252,106)	(22,036,611)	(895,809)	(2,598,830)	(904,882)
Net increase (decrease)	(3,000,601)	4,309,986	19,121,318	953,607	(1,070,118)	(523,619)

Proceeds from shares sold	$35,167,600	$41,908,139	$40,767,262	$42,628,926	$30,224,222	$7,614,962
Proceeds from shares issued in
reinvestment of distributions	–	592,176	390,667	5,487,859	1,661,484	1,433,968
	35,167,600	42,500,315	41,157,929	48,116,785	31,885,706	9,048,930
Cost of shares redeemed	(92,395,435)	(18,254,845)	(22,036,611)	(23,117,853)	(57,877,324)	(21,483,555)
Net increase (decrease)	$(57,227,835)	$24,245,470	$19,121,318	$24,998,932	$(25,991,618)	$(12,434,625)

DAVIS SERIES, INC.                                                                                 Notes to Financial Statements – (Continued)

June 30, 2009 (Unaudited)

NOTE 5 – CAPITAL STOCK – (CONTINUED)

Class Y	Six months ended June 30, 2009 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

Shares sold	1,207,500	512,810	59,939	91,054	203,409	256,686
Shares issued in reinvestment
of distributions	–	7,039	342	–	12,982	13,510
	1,207,500	519,849	60,281	91,054	216,391	270,196
Shares redeemed	(860,706)	(510,691)	(103,190)	(89,984)	(945,593)	(664,927)
Net increase (decrease)	346,794	9,158	(42,909)	1,070	(729,202)	(394,731)

Proceeds from shares sold	$16,966,278	$2,922,259	$59,939	$1,905,387	$3,580,322	$3,359,423
Proceeds from shares issued in
reinvestment of distributions	–	40,143	342	–	206,536	146,310
	16,966,278	2,962,402	60,281	1,905,387	3,786,858	3,505,733
Cost of shares redeemed	(12,249,054)	(2,909,676)	(103,190)	(1,617,036)	(14,703,863)	(9,127,638)
Net increase (decrease)	$4,717,224	$52,726	$(42,909)	$288,351	$(10,917,005)	$(5,621,905)

Class Y	Year ended December 31, 2008
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

Shares sold	1,761,724	311,451	67,227	320,379	1,032,931	531,932
Shares issued in reinvestment
of distributions	11,355	4,518	2,541	45,708	79,066	108,453
	1,773,079	315,969	69,768	366,087	1,111,997	640,385
Shares redeemed	(1,857,819)	(102,944)	(74,920)	(134,581)	(1,789,496)	(628,372)
Net increase (decrease)	(84,740)	213,025	(5,152)	231,506	(677,499)	12,013

Proceeds from shares sold	$34,500,987	$1,764,983	$67,227	$10,700,917	$25,566,795	$13,298,230
Proceeds from shares issued in
reinvestment of distributions	141,710	25,562	2,541	809,954	1,856,195	1,821,122
	34,642,697	1,790,545	69,768	11,510,871	27,422,990	15,119,352
Cost of shares redeemed	(36,405,303)	(581,248)	(74,920)	(4,032,685)	(41,669,303)	(13,400,338)
Net increase (decrease)	$(1,762,606)	$1,209,297	$(5,152)	$7,478,186	$(14,246,313)	$1,719,014

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. At June 30, 2009, Davis Financial Fund had no borrowings outstanding. For the six months ended June 30, 2009, the average daily loan balance was $558,994 at an average interest rate of 0.96%. Davis Financial Fund had gross borrowings and gross repayments of $19,035,000 during the six months ended June 30, 2009. The maximum amount of borrowings outstanding at any month end was $1,880,000 during the six months ended June 30, 2009. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund had no borrowings outstanding for the six months ended June 30, 2009.

DAVIS SERIES, INC.                                                                                 Notes to Financial Statements – (Continued)

June 30, 2009 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES

Class A Shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund - Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value.

Davis Distributors, LLC, the Funds’ Underwriter (“Underwriter” or “Distributor”) received commissions earned on sales of Class A shares of the Funds (other than Davis Government Money Market Fund) of which a portion was retained by the Underwriter and the remaining was re-allowed to investment dealers. The Underwriter paid the costs of prospectuses, in excess of those required to be filed as part of the Funds’ registration statement, sales literature, and other expenses assumed or incurred in connection with such sales.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at the annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers.

	Six months ended June 30, 2009 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Commissions retained by Underwriter	$11,619	$7,584	$21,296	$6,432	$4,354
Commissions re-allowed to investment dealers	64,933	42,430	118,682	33,855	23,747
Total commissions earned on sales of Class A shares	$76,552	$50,014	$139,978	$40,287	$28,101

Class A service fee	$285,548	$94,036	$405,266	$216,526	$199,861

Class B Shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund - Class B shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

Each of the Class B shares of the Funds (other than Davis Government Money Market Fund) pays a distribution fee to reimburse the Distributor for commission advances on the sale of each Fund’s Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. ("FINRA"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The FINRA rule also limits the aggregate amount each Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Distribution Plan, plus interest at 1.00% over the prime rate on unpaid amounts.

Commission advances by the Distributor on the sale of Class B shares are re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class B shares of the Funds (other than Davis Government Money Market Fund) for distribution charges, representing 6.25% of gross Fund sales of Class B shares, plus interest, reduced by cumulative distribution fees paid by the Funds and cumulative contingent deferred sales charges paid by redeeming shareholders. The Funds have no contractual obligation to pay any such distribution chargesand the amounts, if any, timing and condition of such carryover payments are solely within the discretion of the Directors who are not interested persons of the Funds or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Funds within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2009 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

Class B Shares -(Continued)

	Six months ended June 30, 2009 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Appreciation Fund	Davis Real Estate Fund
Distribution Plan Payments:
Distribution fees	$74,768	$66,551	$45,996	$60,267	$21,351
Service fees	24,519	22,050	15,042	19,771	6,830
Commission advances by the Distributor
on the sale of Class B shares	12,955	39,473	23,170	8,969	2,544
Cumulative distribution charges (carryover payments)	2,629,543	5,884,083	30,421,624	9,099,224	17,493,122
Contingent deferred sales charges received by the
Distributor from Class B shares	26,800	28,251	18,662	32,491	6,307

Class C Shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund – Class C shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

Each of the Class C shares of the Funds (other than Davis Government Money Market Fund) pays a distribution fee to reimburse the Distributor for commission advances on the sale of each Fund’s Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

Commission advances by the Distributor on the sale of Class C shares are re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class C shares of the Funds (other than Davis Government Money Market Fund) for distribution charges, representing 6.25% of gross Fund sales of Class C shares, plus interest, reduced by cumulative distribution fees paid by the Funds and cumulative contingent deferred sales charges paid by redeeming shareholders. The Funds have no contractual obligation to pay any such distribution chargesand the amounts, if any, timing and condition of such carryover payments are solely within the discretion of the Directors who are not interested persons of the Funds or the Distributor.

A contingent deferred sales charge of 1.00% is imposed upon redemption of certain Class C shares of the Funds within the first year of the original purchase.

	Six months ended June 30, 2009 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Appreciation Fund	Davis Real Estate Fund
Distribution Plan Payments:
Distribution fees	$405,898	$161,903	$204,956	$272,732	$85,139
Service fees	135,299	53,968	68,318	90,911	28,380
Commission advances by the Distributor
on the sale of Class C shares	19,072	30,282	41,767	17,660	6,136
Cumulative distribution charges (carryover payments)	18,115,411	274,637	23,114,499	13,195,646	11,604,104
Contingent deferred sales charges received by the
Distributor from Class C shares	3,225	5,037	11,433	11,991	895

DAVIS SERIES, INC.                                                                                 Notes to Financial Statements – (Continued)

June 30, 2009 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

Davis Government Money Market Fund- All classes of shares of the Davis Government Money Market Fund are sold to investors at net asset value. The shareholders of the Davis Government Money Market Fund have adopted a Distribution expense plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

NOTE 8 - ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid securities in Davis Opportunity Fund amounted to $14,861,875 or 3.22% of the Fund’s net assets as of June 30, 2009. The aggregate value of illiquid securities in Davis Financial Fund amounted to $23,693,000 or 4.16% of the Fund’s net assets as of June 30, 2009. The aggregate value of restricted securities in Davis Financial Fund amounted to $2,530,782 or 0.44% of the Fund’s net assets as of June 30, 2009. The aggregate value of illiquid securities in Davis Appreciation & Income Fund amounted to $10,411,889 or 2.77% of the Fund’s net assets as of June 30, 2009. Information regarding illiquid and restricted securities is as follows:

Fund	Security	Acquisition Date	Principal	Units/ Shares	Cost per Unit/ Share	Valuation per Unit/Share as of June 30, 2009

Davis
Opportunity	Oaktree Capital Group
Fund	LLC, Class A	05/21/07	NA	691,250	$27.92	$21.50

Davis Financial	Oaktree Capital Group
Fund	LLC, Class A	05/21/07	NA	1,102,000	$23.00	$21.50

Davis Financial
Fund	RHJ International, 144A	06/04/07	NA	396,550	$19.64	$6.38

Davis	News America Inc.,
Appreciation &	Conv. Notes, Zero
Income Fund	coupon, 3.38%, 02/28/21	10/07/03	$16,050,000	160,500	$67.63	$62.69

Davis
Appreciation &	Thornburg Mortgage, Inc.,
Income Fund	Sr. Notes, 8.00%, 05/15/13	10/22/07	$14,000,000	140,000	$87.20	$2.50

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended June 30, 2009[d]	$13.92	$0.05[e]	$2.34	$2.39
Year ended December 31, 2008	$25.19	$0.09[e]	$(11.35)	$(11.26)
Year ended December 31, 2007	$27.52	$0.05[e]	$(0.43)	$(0.38)
Year ended December 31, 2006	$24.29	$–[e,g]	$4.25	$4.25
Year ended December 31, 2005	$23.20	$0.05[e]	$1.88	$1.93
Year ended December 31, 2004	$20.47	$0.08	$2.65	$2.73
Davis Opportunity Fund Class B:
Six months ended June 30, 2009[d]	$12.00	$(0.02)[e]	$2.00	$1.98
Year ended December 31, 2008	$21.89	$(0.07)[e]	$(9.82)	$(9.89)
Year ended December 31, 2007	$24.17	$(0.15)[e]	$(0.36)	$(0.51)
Year ended December 31, 2006	$21.44	$(0.18)[e]	$3.72	$3.54
Year ended December 31, 2005	$20.55	$(0.13)[e]	$1.66	$1.53
Year ended December 31, 2004	$18.28	$(0.08)	$2.35	$2.27
Davis Opportunity Fund Class C:
Six months ended June 30, 2009[d]	$12.60	$–[e,g]	$2.11	$2.11
Year ended December 31, 2008	$22.97	$(0.05)[e]	$(10.32)	$(10.37)
Year ended December 31, 2007	$25.27	$(0.15)[e]	$(0.38)	$(0.53)
Year ended December 31, 2006	$22.37	$(0.18)[e]	$3.90	$3.72
Year ended December 31, 2005	$21.42	$(0.13)[e]	$1.73	$1.60
Year ended December 31, 2004	$19.05	$(0.06)	$2.43	$2.37
Davis Opportunity Fund Class Y:
Six months ended June 30, 2009[d]	$14.31	$0.09[e]	$2.40	$2.49
Year ended December 31, 2008	$25.94	$0.17[e]	$(11.73)	$(11.56)
Year ended December 31, 2007	$28.29	$0.13[e]	$(0.44)	$(0.31)
Year ended December 31, 2006	$24.95	$0.07[e]	$4.37	$4.44
Year ended December 31, 2005	$23.81	$0.13[e]	$1.93	$2.06
Year ended December 31, 2004	$20.93	$0.17	$2.71	$2.88
Davis Government Bond Fund Class A:
Six months ended June 30, 2009[d]	$5.65	$0.09	$0.01	$0.10
Year ended December 31, 2008	$5.60	$0.19	$0.05	$0.24
Year ended December 31, 2007	$5.52	$0.21	$0.08	$0.29
Year ended December 31, 2006	$5.50	$0.18	$0.02	$0.20
Year ended December 31, 2005	$5.60	$0.15	$(0.10)	$0.05
Year ended December 31, 2004	$5.73	$0.14	$(0.13)	$0.01
Davis Government Bond Fund Class B:
Six months ended June 30, 2009[d]	$5.64	$0.07	$–[g]	$0.07
Year ended December 31, 2008	$5.58	$0.15	$0.06	$0.21
Year ended December 31, 2007	$5.51	$0.17	$0.07	$0.24
Year ended December 31, 2006	$5.49	$0.14	$0.02	$0.16
Year ended December 31, 2005	$5.59	$0.12	$(0.10)	$0.02
Year ended December 31, 2004	$5.71	$0.10	$(0.12)	$(0.02)

Financial Highlights

Dividends and Distribution Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$–	$–	$–	$–	$16.31	17.17%	$268,516	1.30%[f]	1.30%[f]	0.75%[f]	13.58%
$–	$–	$(0.01)	$(0.01)	$13.92	(44.71)%	$266,525	1.15%	1.15%	0.47%	29.36%
$(0.18)	$(1.77)	$–	$(1.95)	$25.19	(1.42)%	$676,995	1.06%	1.06%	0.16%	37.05%
$(0.23)	$(0.79)	$–	$(1.02)	$27.52	17.59%	$680,181	1.10%	1.10%	(0.02)%	40.26%
$(0.24)	$(0.60)	$–	$(0.84)	$24.29	8.33%	$446,794	1.15%	1.15%	0.18%	35.77%
$–	$–	$–	$–	$23.20	13.34%	$314,526	1.20%	1.20%	0.39%	22.22%

$–	$–	$–	$–	$13.98	16.50%	$20,903	2.27%[f]	2.27%[f]	(0.22)%[f]	13.58%
$–	$–	$–	$–	$12.00	(45.18)%	$21,951	2.00%	2.00%	(0.38)%	29.36%
$–	$(1.77)	$–	$(1.77)	$21.89	(2.15)%	$60,386	1.85%	1.85%	(0.63)%	37.05%
$(0.02)	$(0.79)	$–	$(0.81)	$24.17	16.60%	$81,788	1.88%	1.88%	(0.80)%	40.26%
$(0.04)	$(0.60)	$–	$(0.64)	$21.44	7.49%	$96,501	1.92%	1.90%	(0.57)%	35.77%
$–	$–	$–	$–	$20.55	12.42%	$105,077	1.97%	1.97%	(0.38)%	22.22%

$–	$–	$–	$–	$14.71	16.75%	$116,378	2.10%[f]	2.10%[f]	(0.05)%[f]	13.58%
$–	$–	$–	$–	$12.60	(45.15)%	$119,676	1.91%	1.91%	(0.29)%	29.36%
$–	$(1.77)	$–	$(1.77)	$22.97	(2.14)%	$287,054	1.81%	1.81%	(0.59)%	37.05%
$(0.03)	$(0.79)	$–	$(0.82)	$25.27	16.70%	$260,254	1.84%	1.84%	(0.76)%	40.26%
$(0.05)	$(0.60)	$–	$(0.65)	$22.37	7.48%	$150,844	1.91%	1.90%	(0.57)%	35.77%
$–	$–	$–	$–	$21.42	12.44%	$93,149	1.97%	1.97%	(0.38)%	22.22%

$–	$–	$–	$–	$16.80	17.40%	$55,263	0.91%[f]	0.91%[f]	1.14%[f]	13.58%
$–	$–	$(0.07)	$(0.07)	$14.31	(44.54)%	$42,119	0.85%	0.85%	0.77%	29.36%
$(0.27)	$(1.77)	$–	$(2.04)	$25.94	(1.13)%	$78,537	0.78%	0.78%	0.44%	37.05%
$(0.31)	$(0.79)	$–	$(1.10)	$28.29	17.91%	$68,591	0.81%	0.81%	0.27%	40.26%
$(0.32)	$(0.60)	$–	$(0.92)	$24.95	8.70%	$50,142	0.85%	0.85%	0.48%	35.77%
$–	$–	$–	$–	$23.81	13.76%	$17,287	0.86%	0.86%	0.73%	22.22%

$(0.09)	$–	$–	$(0.09)	$5.66	1.80%	$103,158	0.73%[f]	0.73%[f]	3.26%[f]	16.50%
$(0.19)	$–	$–	$(0.19)	$5.65	4.38%	$91,852	0.87%	0.87%	3.29%	66.56%
$(0.21)	$–	$–	$(0.21)	$5.60	5.45%	$27,224	1.03%	1.03%	3.95%	60.23%
$(0.18)	$–	$–	$(0.18)	$5.52	3.73%	$22,134	1.05%	1.05%	3.30%	64.94%
$(0.15)	$–	$–	$(0.15)	$5.50	0.98%	$19,340	1.10%	1.08%	2.52%	55.46%
$(0.14)	$–	$–[g]	$(0.14)	$5.60	0.17%	$19,025	1.25%	1.25%	1.84%	165.17%

$(0.07)	$–	$–	$(0.07)	$5.64	1.18%	$17,863	1.65%[f]	1.65%[f]	2.34%[f]	16.50%
$(0.15)	$–	$–	$(0.15)	$5.64	3.77%	$16,442	1.69%	1.69%	2.47%	66.56%
$(0.17)	$–	$–	$(0.17)	$5.58	4.49%	$10,402	1.77%	1.77%	3.21%	60.23%
$(0.14)	$–	$–	$(0.14)	$5.51	3.02%	$14,058	1.76%	1.76%	2.59%	64.94%
$(0.12)	$–	$–	$(0.12)	$5.49	0.33%	$25,208	1.79%	1.77%	1.83%	55.46%
$(0.10)	$–	$–[g]	$(0.10)	$5.59	(0.33)%	$34,921	1.89%	1.89%	1.20%	165.17%

DAVIS SERIES, INC.

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Government Bond Fund Class C:
Six months ended June 30, 2009[d]	$5.65	$0.07	$0.01	$0.08
Year ended December 31, 2008	$5.60	$0.15	$0.05	$0.20
Year ended December 31, 2007	$5.52	$0.17	$0.08	$0.25
Year ended December 31, 2006	$5.51	$0.14	$0.01	$0.15
Year ended December 31, 2005	$5.61	$0.12	$(0.10)	$0.02
Year ended December 31, 2004	$5.73	$0.10	$(0.12)	$(0.02)
Davis Government Bond Fund Class Y:
Six months ended June 30, 2009[d]	$5.69	$0.10	$0.01	$0.11
Year ended December 31, 2008	$5.64	$0.20	$0.05	$0.25
Year ended December 31, 2007	$5.57	$0.22	$0.07	$0.29
Year ended December 31, 2006	$5.55	$0.19	$0.02	$0.21
Year ended December 31, 2005	$5.65	$0.17	$(0.10)	$0.07
Year ended December 31, 2004	$5.77	$0.15	$(0.12)	$0.03
Davis Government Money Market Fund Class A, B, C, & Y:
Six months ended June 30, 2009[d]	$1.000	$0.002	$–	$0.002
Year ended December 31, 2008	$1.000	$0.022	$–	$0.022
Year ended December 31, 2007	$1.000	$0.046	$–	$0.046
Year ended December 31, 2006	$1.000	$0.044	$–	$0.044
Year ended December 31, 2005	$1.000	$0.026	$–	$0.026
Year ended December 31, 2004	$1.000	$0.008	$–	$0.008
Davis Financial Fund Class A:
Six months ended June 30, 2009[d]	$19.72	$0.10[e]	$2.84	$2.94
Year ended December 31, 2008	$40.71	$0.16[e]	$(19.02)	$(18.86)
Year ended December 31, 2007	$47.48	$0.20	$(2.56)	$(2.36)
Year ended December 31, 2006	$42.40	$0.04	$7.81	$7.85
Year ended December 31, 2005	$41.00	$0.04	$3.27	$3.31
Year ended December 31, 2004	$36.57	$0.02	$4.41	$4.43
Davis Financial Fund Class B:
Six months ended June 30, 2009[d]	$17.17	$(0.02)[e]	$2.45	$2.43
Year ended December 31, 2008	$36.03	$(0.14)[e]	$(16.75)	$(16.89)
Year ended December 31, 2007	$42.82	$(0.20)[e]	$(2.28)	$(2.48)
Year ended December 31, 2006	$38.83	$(0.33)[e]	$7.09	$6.76
Year ended December 31, 2005	$38.03	$(0.29)[e]	$3.00	$2.71
Year ended December 31, 2004	$34.22	$(0.33)	$4.14	$3.81
Davis Financial Fund Class C:
Six months ended June 30, 2009[d]	$17.58	$0.01[e]	$2.52	$2.53
Year ended December 31, 2008	$36.77	$(0.11)[e]	$(17.11)	$(17.22)
Year ended December 31, 2007	$43.58	$(0.18)[e]	$(2.32)	$(2.50)
Year ended December 31, 2006	$39.46	$(0.32)[e]	$7.21	$6.89
Year ended December 31, 2005	$38.62	$(0.30)[e]	$3.05	$2.75
Year ended December 31, 2004	$34.75	$(0.32)	$4.19	$3.87

Financial Highlights – (Continued)

Dividends and Distribution Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$(0.07)	$–	$–	$(0.07)	$5.66	1.38%	$44,615	1.58%[f]	1.58%[f]	2.41%[f]	16.50%
$(0.15)	$–	$–	$(0.15)	$5.65	3.63%	$39,261	1.63%	1.63%	2.53%	66.56%
$(0.17)	$–	$–	$(0.17)	$5.60	4.66%	$14,754	1.75%	1.75%	3.23%	60.23%
$(0.14)	$–	$–	$(0.14)	$5.52	2.78%	$7,483	1.79%	1.79%	2.56%	64.94%
$(0.12)	$–	$–	$(0.12)	$5.51	0.29%	$5,358	1.84%	1.82%	1.78%	55.46%
$(0.10)	$–	$–[g]	$(0.10)	$5.61	(0.34)%	$6,688	1.93%	1.93%	1.16%	165.17%

$(0.10)	$–	$–	$(0.10)	$5.70	1.87%	$1,681	0.63%[f]	0.63%[f]	3.36%[f]	16.50%
$(0.20)	$–	$–	$(0.20)	$5.69	4.43%	$1,626	0.82%	0.82%	3.34%	66.56%
$(0.22)	$–	$–	$(0.22)	$5.64	5.32%	$410	0.99%	0.99%	3.99%	60.23%
$(0.19)	$–	$–	$(0.19)	$5.57	3.86%	$302	0.93%	0.93%	3.42%	64.94%
$(0.17)	$–	$–	$(0.17)	$5.55	1.22%	$115	0.98%	0.97%	2.63%	55.46%
$(0.15)	$–	$–[g]	$(0.15)	$5.65	0.61%	$219	1.02%	1.02%	2.07%	165.17%

$(0.002)	$–	$–	$(0.002)	$1.000	0.24%	$361,726	0.63%[f]	0.57%[f]	0.49%[f]	NA
$(0.022)	$–	$–	$(0.022)	$1.000	2.26%	$395,211	0.57%	0.57%	2.30%	NA
$(0.046)	$–	$–	$(0.046)	$1.000	4.69%	$596,446	0.55%	0.55%	4.59%	NA
$(0.044)	$–	$–	$(0.044)	$1.000	4.47%	$558,107	0.56%	0.56%	4.41%	NA
$(0.026)	$–	$–	$(0.026)	$1.000	2.68%	$513,221	0.57%	0.56%	2.65%	NA
$(0.008)	$–	$–	$(0.008)	$1.000	0.83%	$572,381	0.58%	0.58%	0.83%	NA

$–	$–	$–	$–	$22.66	14.91%[h]	$482,955	1.18%[f]	1.18%[f]	1.00%[f]	6.85%
$(0.16)	$(1.97)	$–	$(2.13)	$19.72	(45.62)%	$425,854	1.06%	1.06%	0.50%	9.02%
$(0.10)	$(4.31)	$–	$(4.41)	$40.71	(5.31)%	$740,235	0.97%	0.97%	0.44%	15.11%
$–	$(2.77)	$–	$(2.77)	$47.48	18.74%	$818,054	0.98%	0.98%	0.09%	4.20%
$–	$(1.91)	$–	$(1.91)	$42.40	8.03%	$613,683	0.99%	0.98%	0.10%	5.17%
$–	$–	$–	$–	$41.00	12.11%	$583,387	1.01%	1.01%	0.05%	–%

$–	$–	$–	$–	$19.60	14.15%[h]	$13,029	2.39%[f]	2.39%[f]	(0.21)%[f]	6.85%
$–	$(1.97)	$–	$(1.97)	$17.17	(46.13)%	$14,236	2.08%	2.08%	(0.52)%	9.02%
$–	$(4.31)	$–	$(4.31)	$36.03	(6.17)%	$50,341	1.87%	1.87%	(0.46)%	15.11%
$–	$(2.77)	$–	$(2.77)	$42.82	17.65%	$95,545	1.88%	1.88%	(0.81)%	4.20%
$–	$(1.91)	$–	$(1.91)	$38.83	7.08%	$192,049	1.88%	1.85%	(0.77)%	5.17%
$–	$–	$–	$–	$38.03	11.13%	$276,945	1.88%	1.88%	(0.82)%	–%

$–	$–	$–	$–	$20.11	14.39%[h]	$62,851	2.10%[f]	2.10%[f]	0.08%[f]	6.85%
$–	$(1.97)	$–	$(1.97)	$17.58	(46.09)%	$58,474	1.94%	1.94%	(0.38)%	9.02%
$–	$(4.31)	$–	$(4.31)	$36.77	(6.10)%	$87,216	1.83%	1.83%	(0.42)%	15.11%
$–	$(2.77)	$–	$(2.77)	$43.58	17.70%	$96,478	1.85%	1.85%	(0.78)%	4.20%
$–	$(1.91)	$–	$(1.91)	$39.46	7.07%	$94,512	1.87%	1.85%	(0.77)%	5.17%
$–	$–	$–	$–	$38.62	11.14%	$104,508	1.89%	1.89%	(0.83)%	–%

DAVIS SERIES, INC.

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Financial Fund Class Y:
Six months ended June 30, 2009[d]	$20.16	$0.11[e]	$2.90	$3.01
Year ended December 31, 2008	$41.57	$0.20[e]	$(19.44)	$(19.24)
Year ended December 31, 2007	$48.38	$0.28	$(2.61)	$(2.33)
Year ended December 31, 2006	$43.10	$0.11	$7.94	$8.05
Year ended December 31, 2005	$41.59	$0.09	$3.33	$3.42
Year ended December 31, 2004	$37.03	$0.09	$4.47	$4.56
Davis Appreciation & Income Fund Class A:
Six months ended June 30, 2009[d]	$16.15	$0.21[e]	$2.84	$3.05
Year ended December 31, 2008	$28.21	$0.54[e]	$(12.06)	$(11.52)
Year ended December 31, 2007	$29.71	$0.61	$(0.18)	$0.43
Year ended December 31, 2006	$27.94	$0.68	$3.52	$4.20
Year ended December 31, 2005	$27.50	$0.59	$1.11	$1.70
Year ended December 31, 2004	$24.95	$0.65	$2.57	$3.22
Davis Appreciation & Income Fund Class B:
Six months ended June 30, 2009[d]	$15.98	$0.13[e]	$2.81	$2.94
Year ended December 31, 2008	$27.90	$0.33[e]	$(11.92)	$(11.59)
Year ended December 31, 2007	$29.40	$0.38[e]	$(0.21)	$0.17
Year ended December 31, 2006	$27.67	$0.45[e]	$3.46	$3.91
Year ended December 31, 2005	$27.25	$0.35	$1.08	$1.43
Year ended December 31, 2004	$24.72	$0.41	$2.54	$2.95
Davis Appreciation & Income Fund Class C:
Six months ended June 30, 2009[d]	$16.24	$0.14[e]	$2.85	$2.99
Year ended December 31, 2008	$28.34	$0.35[e]	$(12.10)	$(11.75)
Year ended December 31, 2007	$29.84	$0.38[e]	$(0.20)	$0.18
Year ended December 31, 2006	$28.06	$0.45[e]	$3.51	$3.96
Year ended December 31, 2005	$27.62	$0.36	$1.10	$1.46
Year ended December 31, 2004	$25.06	$0.42	$2.57	$2.99
Davis Appreciation & Income Fund Class Y:
Six months ended June 30, 2009[d]	$16.22	$0.24[e]	$2.85	$3.09
Year ended December 31, 2008	$28.33	$0.61[e]	$(12.11)	$(11.50)
Year ended December 31, 2007	$29.84	$0.72[e]	$(0.22)	$0.50
Year ended December 31, 2006	$28.05	$0.76	$3.54	$4.30
Year ended December 31, 2005	$27.61	$0.66	$1.11	$1.77
Year ended December 31, 2004	$25.04	$0.71	$2.58	$3.29
Davis Real Estate Fund Class A:
Six months ended June 30, 2009[d]	$15.29	$0.26[e]	$(1.27)	$(1.01)
Year ended December 31, 2008	$30.50	$0.42[e]	$(14.70)	$(14.28)
Year ended December 31, 2007	$46.42	$0.81[e]	$(7.45)	$(6.64)
Year ended December 31, 2006	$40.23	$0.61[e]	$13.28	$13.89
Year ended December 31, 2005	$39.52	$0.59	$4.37	$4.96
Year ended December 31, 2004	$30.32	$0.64	$9.32	$9.96

Financial Highlights – (Continued)

Dividends and Distribution Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$–	$–	$–	$–	$23.17	14.93%[h]	$10,320	1.09%[f]	1.09%[f]	1.09%[f]	6.85%
$(0.20)	$(1.97)	$–	$(2.17)	$20.16	(45.56)%	$8,958	0.97%	0.97%	0.59%	9.02%
$(0.17)	$(4.31)	$–	$(4.48)	$41.57	(5.15)%	$8,844	0.84%	0.84%	0.57%	15.11%
$–	$(2.77)	$–	$(2.77)	$48.38	18.90%	$10,566	0.84%	0.84%	0.23%	4.20%
$–	$(1.91)	$–	$(1.91)	$43.10	8.18%	$11,815	0.85%	0.84%	0.24%	5.17%
$–	$–	$–	$–	$41.59	12.31%	$9,980	0.85%	0.85%	0.21%	–%

$(0.08)	$–	$–	$(0.08)	$19.12	18.99%	$236,118	1.19%[f]	1.19%[f]	2.56%[f]	6.39%
$(0.54)	$–	$–	$(0.54)	$16.15	(41.43)%	$227,940	1.07%	1.07%	2.24%	27.60%
$(0.60)	$(1.33)	$–	$(1.93)	$28.21	1.30%	$567,728	1.01%	1.01%	2.04%	23.26%
$(0.64)	$(1.79)	$–	$(2.43)	$29.71	15.19%	$393,888	1.06%	1.06%	2.35%	25.33%
$(0.62)	$(0.64)	$–	$(1.26)	$27.94	6.29%	$224,600	1.07%	1.07%	2.12%	16.64%
$(0.67)	$–	$–	$(0.67)	$27.50	13.08%	$149,687	1.08%	1.08%	2.52%	21.26%

$(0.04)	$–	$–	$(0.04)	$18.88	18.48%	$17,323	2.15%[f]	2.15%[f]	1.60%[f]	6.39%
$(0.33)	$–	$–	$(0.33)	$15.98	(41.92)%	$16,891	1.93%	1.93%	1.38%	27.60%
$(0.34)	$(1.33)	$–	$(1.67)	$27.90	0.46%	$44,099	1.84%	1.84%	1.21%	23.26%
$(0.39)	$(1.79)	$–	$(2.18)	$29.40	14.20%	$51,102	1.89%	1.89%	1.52%	25.33%
$(0.37)	$(0.64)	$–	$(1.01)	$27.67	5.30%	$75,289	1.94%	1.93%	1.26%	16.64%
$(0.42)	$–	$–	$(0.42)	$27.25	12.06%	$80,729	1.99%	1.99%	1.61%	21.26%

$(0.05)	$–	$–	$(0.05)	$19.18	18.47%	$77,866	2.03%[f]	2.03%[f]	1.72%[f]	6.39%
$(0.35)	$–	$–	$(0.35)	$16.24	(41.85)%	$79,699	1.87%	1.87%	1.44%	27.60%
$(0.35)	$(1.33)	$–	$(1.68)	$28.34	0.50%	$169,456	1.80%	1.80%	1.25%	23.26%
$(0.39)	$(1.79)	$–	$(2.18)	$29.84	14.22%	$90,692	1.88%	1.87%	1.54%	25.33%
$(0.38)	$(0.64)	$–	$(1.02)	$28.06	5.34%	$55,395	1.93%	1.93%	1.26%	16.64%
$(0.43)	$–	$–	$(0.43)	$27.62	12.05%	$34,627	1.98%	1.98%	1.62%	21.26%

$(0.09)	$–	$–	$(0.09)	$19.22	19.18%	$44,419	0.92%[f]	0.92%[f]	2.83%[f]	6.39%
$(0.61)	$–	$–	$(0.61)	$16.22	(41.25)%	$49,314	0.79%	0.79%	2.52%	27.60%
$(0.68)	$(1.33)	$–	$(2.01)	$28.33	1.55%	$105,327	0.75%	0.74%	2.31%	23.26%
$(0.72)	$(1.79)	$–	$(2.51)	$29.84	15.49%	$50,052	0.80%	0.80%	2.61%	25.33%
$(0.69)	$(0.64)	$–	$(1.33)	$28.05	6.52%	$37,110	0.83%	0.83%	2.36%	16.64%
$(0.72)	$–	$–	$(0.72)	$27.61	13.35%	$30,260	0.86%	0.86%	2.74%	21.26%

$(0.08)	$–	$–	$(0.08)	$14.20	(6.44)%	$178,222	1.54%[f]	1.54%[f]	4.01%[f]	43.19%
$(0.09)	$(0.51)	$(0.33)	$(0.93)	$15.29	(46.89)%	$202,878	1.23%	1.23%	1.62%	43.68%
$(0.58)	$(8.70)	$–	$(9.28)	$30.50	(14.87)%	$460,644	1.08%	1.08%	1.84%	46.37%
$(0.88)	$(6.82)	$–	$(7.70)	$46.42	34.58%	$573,375	1.09%	1.09%	1.37%	37.97%
$(0.83)	$(3.42)	$–	$(4.25)	$40.23	12.76%	$372,571	1.10%	1.09%	1.48%	24.86%
$(0.76)	$–	$–	$(0.76)	$39.52	33.22%	$313,378	1.26%	1.26%	1.93%	31.37%

DAVIS SERIES, INC.

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class B:
Six months ended June 30, 2009[d]	$15.13	$0.18[e]	$(1.24)	$(1.06)
Year ended December 31, 2008	$30.29	$0.21[e]	$(14.63)	$(14.42)
Year ended December 31, 2007	$46.16	$0.53[e]	$(7.46)	$(6.93)
Year ended December 31, 2006	$40.05	$0.38[e]	$13.07	$13.45
Year ended December 31, 2005	$39.36	$0.30	$4.34	$4.64
Year ended December 31, 2004	$30.20	$0.43	$9.26	$9.69
Davis Real Estate Fund Class C:
Six months ended June 30, 2009[d]	$15.32	$0.21[e]	$(1.26)	$(1.05)
Year ended December 31, 2008	$30.63	$0.24[e]	$(14.79)	$(14.55)
Year ended December 31, 2007	$46.56	$0.52[e]	$(7.50)	$(6.98)
Year ended December 31, 2006	$40.35	$0.44[e]	$13.12	$13.56
Year ended December 31, 2005	$39.63	$0.31	$4.37	$4.68
Year ended December 31, 2004	$30.41	$0.43	$9.33	$9.76
Davis Real Estate Fund Class Y:
Six months ended June 30, 2009[d]	$15.46	$0.29[e]	$(1.28)	$(0.99)
Year ended December 31, 2008	$30.82	$0.50[e]	$(14.85)	$(14.35)
Year ended December 31, 2007	$46.81	$0.92[e]	$(7.47)	$(6.55)
Year ended December 31, 2006	$40.53	$0.77	$13.37	$14.14
Year ended December 31, 2005	$39.78	$0.74	$4.42	$5.16
Year ended December 31, 2004	$30.51	$0.82	$9.37	$10.19

[a]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[b]	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers from the Adviser.
[c]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[d]	Unaudited.

Financial Highlights – (Continued)

Dividends and Distribution Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$(0.05)	$–	$–	$(0.05)	$14.02	(6.92)%	$5,586	2.71%[f]	2.71%[f]	2.84%[f]	43.19%
$(0.05)	$(0.51)	$(0.18)	$(0.74)	$15.13	(47.41)%	$7,581	2.13%	2.13%	0.72%	43.68%
$(0.24)	$(8.70)	$–	$(8.94)	$30.29	(15.52)%	$24,872	1.87%	1.87%	1.05%	46.37%
$(0.52)	$(6.82)	$–	$(7.34)	$46.16	33.50%	$55,347	1.86%	1.86%	0.60%	37.97%
$(0.53)	$(3.42)	$–	$(3.95)	$40.05	11.91%	$87,039	1.89%	1.88%	0.69%	24.86%
$(0.53)	$–	$–	$(0.53)	$39.36	32.34%	$125,550	1.94%	1.94%	1.25%	31.37%

$(0.06)	$–	$–	$(0.06)	$14.21	(6.76)%	$23,293	2.40%[f]	2.40%[f]	3.15%[f]	43.19%
$(0.05)	$(0.51)	$(0.20)	$(0.76)	$15.32	(47.33)%	$28,789	2.00%	2.00%	0.85%	43.68%
$(0.25)	$(8.70)	$–	$(8.95)	$30.63	(15.48)%	$73,594	1.84%	1.84%	1.08%	46.37%
$(0.53)	$(6.82)	$–	$(7.35)	$46.56	33.54%	$119,093	1.84%	1.84%	0.62%	37.97%
$(0.54)	$(3.42)	$–	$(3.96)	$40.35	11.93%	$95,229	1.88%	1.87%	0.70%	24.86%
$(0.54)	$–	$–	$(0.54)	$39.63	32.37%	$86,835	1.93%	1.93%	1.26%	31.37%

$(0.09)	$–	$–	$(0.09)	$14.38	(6.18)%	$21,550	1.14%[f]	1.14%[f]	4.42%[f]	43.19%
$(0.10)	$(0.51)	$(0.40)	$(1.01)	$15.46	(46.75)%	$29,282	0.89%	0.89%	1.96%	43.68%
$(0.74)	$(8.70)	$–	$(9.44)	$30.82	(14.58)%	$57,995	0.75%	0.75%	2.17%	46.37%
$(1.04)	$(6.82)	$–	$(7.86)	$46.81	34.98%	$113,856	0.74%	0.74%	1.72%	37.97%
$(0.99)	$(3.42)	$–	$(4.41)	$40.53	13.20%	$79,156	0.77%	0.77%	1.80%	24.86%
$(0.92)	$–	$–	$(0.92)	$39.78	33.85%	$69,241	0.80%	0.80%	2.39%	31.37%

[e]	Per share calculations were based on average shares outstanding for the period.
[f]	Annualized.
[g]	Less than $0.005 per share.
[h]

Davis Financial Fund received a favorable class action settlement from a company that it no longer owns. This settlement had a material impact on the investment performance of the Fund in 2009. This is a one-time event that is unlikely to be repeated.

See Notes to Financial Statements

DAVIS SERIES, INC.                                                                                                                                 Fund Information

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Funds’ website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS SERIES, INC.                                                                                   Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2009 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund, and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale which have lowered fees and expenses for Davis Funds’ shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

DAVIS SERIES, INC.                                                         Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after-tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules, and review of breakpoints if applicable.

The Independent Directors reviewed the management fee schedule for each Fund and the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if any of the Funds’ net assets increased, and whether the fee schedule reflected those potential economies of scale. The Independent Directors considered the nature, quality and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

Davis Opportunity Fund

The Independent Directors noted that Davis Opportunity Fund had under-performed its benchmark, the Russell 3000® Index, over the one-, three-, and five-year time periods and out-performed over the ten-year time period, all ended February 28, 2009. A report produced by an independent service provider indicated that the Fund trailed its peer group over the one-, three-, and five-year time periods, while out-performing over the ten-year time period, all ended December 31, 2008. The Independent Directors noted that the Fund out-performed both the Russell 3000® Index and its peer group in 5 of the 6 rolling five calendar year time frames beginning when Davis Advisors assumed responsibility for daily management of the Fund (January 1999) through December 31, 2008.

The Independent Directors considered the management fee and total expense ratio for Davis Opportunity Fund. The management fee and total expense ratio were lower than the average ratios of its peer group as determined by an independent service provider.

Davis Financial Fund

The Independent Directors noted that Davis Financial Fund had under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three- and five-year time periods, and out-performed its benchmark over the ten-year time period, all ended February 28, 2009. A report produced by an independent service provider indicated that the Fund had out-performed its peer group over the three-, five-, and ten-year time periods and under-performed over the one-year time period, all ended December 31, 2008. The Independent Directors noted that the Fund out-performed the S&P 500® Index in 11 of the 13 rolling five calendar year time frames ended December 31, 1996 through December 31, 2008, and in all 8 rolling ten calendar year time frames ended December 31, 2001 through December 31, 2008. The Independent Directors noted that the Fund out-performed its peer group in 6 of the 13 rolling five calendar year time frames, and in 7 of the 8 rolling ten calendar year time frames.

The Independent Directors considered the management fee and total expense ratio for Davis Financial Fund. The management fee and total expense ratio were lower than the average ratios of its peer group as determined by an independent service provider.

DAVIS SERIES, INC.                                                         Director Approval of Advisory Agreements – (Continued)

Davis Real Estate Fund

The Independent Directors noted that Davis Real Estate Fund had slightly under-performed its benchmark, the Wilshire U.S. Real Estate Securities Index (formerly Dow Jones Wilshire Real Estate Securities Index), over the five- and ten-year time periods, and approximately matched the Index over the one- and three-year time periods, all ended February 28, 2009. A report produced by an independent service provider indicated that the Fund under-performed its peer group over the one-, three-, five-, and ten-year time periods ended December 31, 2008. The Independent Directors noted that the Fund out-performed the Wilshire U.S. Real Estate Securities Index and its peer group in 4 of the 11 rolling five calendar year time frames ended December 31, 1998 through December 31, 2008, and in 1 of 6 rolling ten calendar year time frames ended December 31, 2003 through December 31, 2008.

The Independent Directors considered the management fee and total expense ratio for Davis Real Estate Fund. The management fee and total expense ratio were lower than the average ratios of its peer group as determined by an independent service provider.

Davis Appreciation & Income Fund

The Independent Directors noted that Davis Appreciation & Income Fund had under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, and five-year time periods, and out-performed the Index over the ten-year time period, all ended February 28, 2009. A report produced by an independent service provider indicated that the Fund under-performed its peer group over the one-, three-, five-, and ten-year time periods ended December 31, 2008. The Independent Directors noted that the Fund out-performed the S&P 500® Index in 5 of the 12 rolling five calendar year time frames ended December 31, 1997 through December 31, 2008, and in 4 of the 7 rolling ten calendar year time frames ended December 31, 2002 through December 31, 2008. The Independent Directors noted that the Fund out-performed its peer group in 8 of the 12 rolling five calendar year time frames, and in 5 of the 7 rolling ten calendar year time frames.

The Independent Directors considered the management fee and total expense ratio for Davis Appreciation & Income Fund. The management fee was higher than the average of the peer group but the total expense ratio was slightly lower. Both were competitive with the range of average ratios of its peer group as determined by an independent service provider.

Davis Government Bond Fund

The Independent Directors noted that Davis Government Bond Fund had under-performed its benchmark, the Citigroup U.S. Treasury/Agency 1-3 Year Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2009. A report produced by an independent service provider indicated that the Fund out-performed its peer group over the one-, three-, and five-year time periods and under-performed over the ten-year time period, all ended December 31, 2008. The Independent Directors reviewed the Fund’s performance against both the Citigroup U.S. Treasury/Agency 1-3 Year Index and its peer group for 10 rolling five calendar year time frames ended December 31, 1999 through December 31, 2008, and 5 rolling ten calendar year time frames ended December 31, 2004 through December 31, 2008. The Independent Directors noted that, while in no period did the Fund beat its benchmark, the Fund out-performed its peer group in 3 of the rolling five calendar year time frames and none of the rolling ten calendar year time frames.

The Independent Directors considered the management fee and total expense ratio for Davis Government Bond Fund. The management fee was below the average of the peer group and the total expense ratio was approximately equal to the average of the peer group. Both were competitive with the range of average ratios of its peer group as determined by an independent service provider.

Davis Government Money Market Fund

The Independent Directors noted that a report produced by an independent service provider indicated that the Fund out-performed its peer group over all time periods.

The Independent Directors considered the management fee and total expense ratio for Davis Government Money Market Fund. While both fees were higher than the average of its peer group as reported by an independent service provider, they were within the range of the peers and the net performance was good.

DAVIS SERIES, INC.                                                         Director Approval of Advisory Agreements – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interest of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

Important Developments Following Approval of the Advisory Agreement

In the June 2009 Board of Directors’ meeting, Davis Advisors notified the Directors that it was voluntarily reducing the management fee of Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, and Davis Appreciation & Income Fund by lowering the fee of 75 basis points on the first $250 million of assets and 65 basis points on the next $250 million of assets to 55 basis points effective July 1, 2009. The Directors were also notified that effective May 1, 2009, the management fee for Davis Government Money Market Fund was temporarily reduced to 30 basis points until December 31, 2009.

DAVIS SERIES, INC.                                                                                                                       Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (a REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13

Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS SERIES, INC.                                                                                              Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (08/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	9	Director, the Selected Funds (consisting of three portfolios) since 1998.

*    Jeremy H. Biggs and Andrew A. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

DAVIS SERIES, INC.                                                                                              Directors and Officers – (Continued)

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chairman, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer); Director of the Selected Funds (consisting of three portfolios), Davis Variable Account Fund, Inc. (consisting of three portfolios), Davis New York Venture Fund, Inc. (consisting of four portfolios); Director of Washington Post Co. (newspaper publisher).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS SERIES, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Series, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 3, 2009

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: September 3, 2009